Vanguard® Ultra-Short-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of July 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (100.4%)
Alabama (5.6%)
[1]	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue TOB VRDO	3.710%	8/1/24	12,245	12,245
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	2/1/25	2,010	2,013
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/26	1,060	1,063
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/27	10,085	10,117
	Birmingham City Water Works Board Water Revenue	5.000%	1/1/25	550	554
	Birmingham Water Works Board Water Revenue, Prere.	5.000%	1/1/25	2,825	2,847
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/24	4,010	4,013
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/24	275	275
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/24	325	325
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/24	250	251
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/25	250	250
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	6/1/25	175	177
[2]	Black Belt Energy Gas District Natural Gas Revenue	5.000%	7/1/25	2,795	2,825
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/25	300	302
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/25	225	229
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	6/1/26	275	281
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	6/1/26	1,805	1,851
	Black Belt Energy Gas District Natural Gas Revenue	5.500%	6/1/26	1,000	1,030
[2]	Black Belt Energy Gas District Natural Gas Revenue	5.000%	7/1/26	1,750	1,789
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/26	500	505
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/26	4,300	4,324
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	10/1/26	2,785	2,856
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/26	415	426
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	12/1/26	1,850	1,910
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	6/1/27	150	155
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	6/1/27	1,300	1,352
	Black Belt Energy Gas District Natural Gas Revenue	5.500%	6/1/27	1,150	1,198
[2]	Black Belt Energy Gas District Natural Gas Revenue	5.000%	7/1/27	1,500	1,549
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/27	450	457
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/27	4,305	4,265
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	10/1/27	3,000	3,119
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/27	555	575
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	12/1/27	1,170	1,225
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	6/1/28	510	531
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	6/1/28	3,070	3,218
	Black Belt Energy Gas District Natural Gas Revenue	5.500%	6/1/28	2,000	2,095
[2]	Black Belt Energy Gas District Natural Gas Revenue	5.000%	7/1/28	1,625	1,695
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/28	500	508
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/28	550	575
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	12/1/28	1,280	1,347
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/29	500	508
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/24	2,985	2,985
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/24	3,000	3,003
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/25	2,975	2,970
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/26	3,095	3,086
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/27	3,220	3,202
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	4.000%	12/1/26	88,080	88,494
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	12/1/28	7,425	7,896
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	4.000%	12/1/29	11,350	11,341
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4)	4.000%	6/1/25	990	990
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	76,520	76,793
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/25	755	755
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/26	810	809
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	63,325	63,492
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6)	4.000%	12/1/24	875	876
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6) PUT	4.000%	12/1/26	120,060	120,624
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6) PUT	5.000%	6/1/28	51,710	54,040
[3]	Black Belt Energy Gas District Natural Gas Revenue (Project No. 7), SIFMA Municipal Swap Index Yield + 0.350%	3.960%	10/1/52	38,025	37,294
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/27	35,060	35,333

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/27	47,740	48,040
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	6/1/29	260	276
[4]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/24	725	725
[4]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/25	15	15
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	12/1/26	240	244
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	6/1/27	250	256
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	12/1/27	255	262
	Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	5/1/28	1,300	1,356
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	6/1/28	475	488
	Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	11/1/28	1,300	1,363
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	12/1/28	600	618
	Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	5/1/29	900	947
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	6/1/29	525	542
	Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	11/1/29	1,350	1,427
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	12/1/29	625	646
	Health Care Authority for Baptist Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	695	698
	Health Care Authority for Baptist Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	675	687
	Health Care Authority for Baptist Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,345	1,388
	Health Care Authority for Baptist Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,780	1,862
	Health Care Authority for Baptist Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,300	1,374
	Health Care Authority for Baptist Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	2,835	3,023
	Jacksonville State University College & University Revenue	4.000%	12/1/25	535	538
	Jefferson County AL Sewer Revenue	5.000%	10/1/24	500	501
	Jefferson County AL Sewer Revenue	5.000%	10/1/26	1,750	1,805
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project)	4.000%	12/1/24	1,025	1,025
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	79,205	79,420
	Mobile Alabama Industrial Development Board Industrial Revenue (Alabama Power Company Barry Plant Project) PUT	3.650%	1/10/25	5,285	5,284
	Mobile Alabama Industrial Development Board Industrial Revenue (Alabama Power Company Barry Plant Project) PUT	3.780%	6/16/26	5,600	5,633
	Prattville Industrial Development Board Industrial Revenue PUT	2.000%	10/1/24	850	846
	Prattville Industrial Development Board Industrial Revenue PUT	2.000%	10/1/24	825	821
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/24	460	461
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/25	620	623
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/25	355	358
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/26	400	405
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/26	420	427
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/27	1,250	1,277
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/27	600	616
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/28	1,250	1,283
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/28	610	628
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No.1)	5.000%	4/1/25	2,315	2,330
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No.1)	5.000%	4/1/26	1,140	1,162
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No.1)	5.000%	4/1/27	1,640	1,689
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/25	560	563
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/26	850	855
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1) PUT	4.000%	10/1/28	7,075	7,130
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2)	4.000%	6/1/25	875	875
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2)	4.000%	6/1/26	750	749
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3)	5.000%	12/1/26	1,050	1,069
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3)	5.250%	12/1/28	2,910	3,026
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3) PUT	5.500%	12/1/29	200	215
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 4)	5.000%	8/1/24	1,000	1,000
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 4) PUT	5.000%	8/1/28	2,055	2,147
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 5) PUT	5.250%	7/1/29	32,425	34,429
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6)	5.000%	6/1/25	170	171
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6)	5.000%	6/1/26	185	188
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6)	5.000%	6/1/27	1,000	1,028
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6)	5.000%	12/1/27	330	341
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6)	5.000%	6/1/28	1,200	1,245
	West Jefferson Industrial Development Board Industrial Revenue (Alabama Power Company Project)	3.650%	6/1/28	6,360	6,374
					825,587
Alaska (0.1%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/24	205	206
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/25	220	223
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/25	275	282
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/26	345	356
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/26	465	484
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue (Greater Fairbanks Community Hospital Foundation Project)	5.000%	4/1/25	1,870	1,888

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Anchorage AK Electric Power & Light Revenue, Prere.	4.000%	12/1/24	590	592
	Borough of Matanuska-Susitna AK Lease (Appropriation) Revenue	5.250%	9/1/29	1,000	1,022
	Municipality of Anchorage AK GO	5.000%	9/1/26	2,600	2,706
	Municipality of Anchorage AK GO	5.000%	9/1/26	1,060	1,103
	Municipality of Anchorage AK GO	5.000%	9/1/27	2,730	2,895
	Municipality of Anchorage AK GO	5.000%	9/1/27	2,220	2,354
	North Slope Borough AK GO	5.000%	6/30/25	2,000	2,034
	North Slope Borough AK GO	5.000%	6/30/26	1,030	1,068
					17,213
Arizona (2.0%)
	Arizona Board of Regents College & University Revenue	5.000%	8/1/32	1,000	1,000
	Arizona COP	5.000%	10/1/25	1,870	1,873
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue (Scottsdale Lincoln Hospital Project)	5.000%	12/1/27	1,355	1,363
[1,5]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.810%	8/1/24	5,510	5,510
[1,5]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.810%	8/1/24	3,890	3,890
[3]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.250%	3.860%	1/1/46	4,000	3,958
[3]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.250%, Prere.	3.860%	11/4/25	1,370	1,372
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/28	8,915	9,393
[1]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.000%	7/1/32	245	254
	Arizona IDA Charter School Aid Revenue (Lehman Academy of Excellence Projects)	4.000%	7/1/25	1,160	1,157
	Arizona IDA Charter School Aid Revenue (Lehman Academy of Excellence Projects)	4.000%	7/1/25	215	214
	Arizona IDA Charter School Aid Revenue (Lehman Academy of Excellence Projects)	4.000%	7/1/27	1,250	1,242
	Arizona IDA Charter School Aid Revenue (Lehman Academy of Excellence Projects)	4.000%	7/1/27	230	229
[1]	Arizona IDA Health, Hospital, Nursing Home Revenue TOB VRDO	3.730%	8/1/24	1,910	1,910
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/28	1,000	1,075
	Arizona IDA Local or Guaranteed Housing Revenue (Glendale Senior Project) PUT	5.000%	10/1/26	8,061	8,270
	Arizona IDA Local or Guaranteed Housing Revenue (Ironwood Ranch Apartments) PUT	5.000%	9/1/26	2,638	2,724
	Arizona IDA Local or Guaranteed Housing Revenue PUT	5.000%	1/1/27	18,000	18,593
[1]	Arizona IDA Multi Family Housing Local or Guaranteed Revenue TOB VRDO	4.400%	8/1/24	22,993	22,993
[1]	Arizona IDA Multi Family Housing Revenue TOB VRDO	4.270%	8/1/24	30,100	30,100
[1,6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.250%	7/1/24	2,580	103
[1,6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.375%	7/1/25	1,935	77
[1,6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.500%	7/1/26	1,935	77
[7]	Arizona Sports & Tourism Authority Miscellaneous Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/25	3,605	3,664
[7]	Arizona Sports & Tourism Authority Miscellaneous Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/26	14,800	15,250
[7]	Arizona Sports & Tourism Authority Miscellaneous Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/27	7,550	7,873
	Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/26	6,410	6,428
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.750%	7/1/25	175	169
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.950%	7/1/26	125	118
	Chandler IDA Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/28	11,960	12,113
	Coconino County Pollution Control Corp. Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/26	930	927
[1,5]	Deutsche Bank Spears/Lifers Trust Local or Guaranteed Housing Revenue TOB VRDO	4.400%	8/1/24	10,400	10,400
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	2,825	2,847
[2]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	3,105	3,168
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,450	1,490
[2]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,775	1,838
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,500	1,565
[2]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,510	1,588
[2]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,105	1,177
[2]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,715	1,851
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	1,000	1,036
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/24	14,500	14,521
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	10/18/24	5,465	5,483
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	6,800	6,992
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/28	11,000	11,653
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/30	1,840	2,015
[3]	Maricopa County IDA Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.570%	4.180%	1/1/35	5,930	5,928
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	0.875%	10/1/26	2,530	2,356
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	0.875%	10/1/26	1,445	1,346
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	3.875%	6/1/29	1,815	1,839
	Mesa AZ GO	5.000%	7/1/25	5,440	5,546
	Mesa AZ Utility System Intergovernmental Agreement Revenue	5.000%	7/1/25	5,100	5,189
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/27	6,010	6,373
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/28	3,750	3,750
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/30	1,885	1,980
	Pima County AZ Sewer System Intergovernmental Agreement Revenue	5.000%	7/1/25	3,000	3,055
	Pima County AZ Sewer System Intergovernmental Agreement Revenue	5.000%	7/1/27	2,300	2,434

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/25	315	314
[1]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/26	325	323
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/24	1,000	1,005
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/25	4,150	4,238
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/26	1,525	1,582
	Tempe IDA Health, Hospital, Nursing Home Revenue (Friendship Village of Tempe Project)	4.000%	12/1/25	275	274
	Tempe IDA Health, Hospital, Nursing Home Revenue (Friendship Village of Tempe Project)	4.000%	12/1/29	380	375
	Yavapai County IDA Resource Recovery Revenue (Republic Services Inc. Project) PUT	3.900%	4/1/29	10,000	10,000
	Yavapai County IDA Revenue	4.000%	10/1/24	2,125	2,127
	Yavapai County IDA Revenue	4.000%	10/1/25	2,145	2,162
	Yavapai County IDA Revenue	4.000%	10/1/26	2,215	2,250
					295,989
Arkansas (0.1%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	500	503
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	2,055	2,062
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	745	745
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,530	1,560
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/27	3,380	3,476
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	290	290
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	560	562
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,990	2,004
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	100	101
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	225	231
	Pulaski County Special School District GO	2.000%	2/1/25	1,460	1,445
					12,979
California (5.1%)
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	9,115	9,010
	Bay Area Toll Authority Highway Revenue PUT	2.850%	4/1/25	5,985	5,944
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/26	575	565
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/26	3,240	3,193
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	1,600	1,498
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.300%	3.910%	4/1/56	10,500	10,345
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.410%	4.020%	4/1/56	9,000	8,829
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.450%	4.060%	4/1/56	7,475	7,439
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.250%	4.860%	4/1/36	11,230	11,312
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/24	600	600
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	2/1/25	845	846
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/25	900	902
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	2/1/26	1,655	1,661
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/26	1,250	1,256
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/27	300	303
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/27	900	930
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/28	1,640	1,703
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/28	1,560	1,628
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/27	39,005	39,397
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/29	32,635	34,631
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/28	4,910	4,953
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/28	38,380	41,174
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/26	1,125	1,152
	California GO	5.000%	9/1/24	5	5
	California GO	5.000%	9/1/25	2,265	2,317
	California GO	5.000%	11/1/25	34,360	35,267
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	600	600
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	690	694
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/26	225	227
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/27	1,655	1,655
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/28	2,500	2,501
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	5,240	5,609
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	1,000	1,052
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/24	29,055	29,070
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	2.000%	10/1/25	1,130	1,101
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	4,980	5,022
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/27	3,480	3,619
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/28	5,085	5,298
[1,5]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.660%	8/1/24	8,490	8,490
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	3.000%	10/1/26	2,685	2,682
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	5.000%	10/1/26	25,000	26,019
[3]	California Infrastructure & Economic Development Bank Private Schools Revenue, SIFMA Municipal Swap Index Yield + 0.900%	4.510%	8/1/72	21,535	21,565

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Infrastructure & Economic Development Bank Recreational Revenue	3.250%	8/1/29	5,000	4,946
[3]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.310%	12/1/50	5,875	5,873
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	8/1/27	1,500	1,500
[1,5]	California Municipal Finance Authority Multi Family Housing Revenue TOB VRDO	4.350%	8/1/24	8,475	8,475
[1]	California Pollution Control Financing Authority Resource Recovery Revenue PUT	3.700%	8/1/24	3,555	3,555
	California Pollution Control Financing Authority Water Revenue PUT	3.700%	9/1/28	1,250	1,256
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/29	700	715
[1]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/29	500	506
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/26	22,595	23,595
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/27	27,310	29,091
	California State University College & University Revenue PUT	0.550%	11/1/26	7,435	6,793
	California State University College & University Revenue PUT	3.125%	11/1/26	3,000	2,998
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	8/15/24	10,405	10,407
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	1,085	1,119
[1]	California Statewide Communities Development Authority Multi-Family Housing Revenue TOB VRDO	4.200%	8/1/24	198	198
	Cerritos Community College District GO	0.000%	8/1/26	2,150	2,020
[8]	Empire Union School District Special Tax Revenue	0.000%	10/1/24	1,360	1,352
	Fresno Unified School District GO	2.000%	8/1/25	700	689
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	54,475	55,443
	Long Beach CA Marina System Port, Airport & Marina Revenue	5.000%	5/15/26	745	750
[1,5]	Los Angeles California Multifamily Mortgage Local or Guaranteed Housing Revenue TOB VRDO	4.010%	8/1/24	5,860	5,860
[9]	Modesto Elementary School District/Stanislaus County GO	0.000%	8/1/25	1,945	1,884
[9]	North Orange County CA Community College District GO	0.000%	8/1/26	3,000	2,816
	Northern California Energy Authority Natural Gas Revenue	5.000%	8/1/25	655	663
	Northern California Energy Authority Natural Gas Revenue	5.000%	8/1/26	500	511
	Northern California Energy Authority Natural Gas Revenue	5.000%	8/1/27	735	760
	Northern California Energy Authority Natural Gas Revenue	5.000%	8/1/28	1,500	1,566
	Northern California Energy Authority Natural Gas Revenue	5.000%	8/1/29	1,625	1,714
	Palomar Health COP	5.000%	11/1/25	350	353
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,955	1,959
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,600	1,604
[4]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/24	2,440	2,443
[4]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/25	5,000	5,091
	Poway Unified School District GO	5.000%	8/1/27	1,425	1,427
	Romoland School District Special Tax Revenue	5.000%	9/1/26	1,655	1,679
	Roseville CA Special Tax Revenue	5.000%	9/1/27	1,000	1,014
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/25	50	50
	Sacramento County CA Special Tax Revenue	5.000%	9/1/24	1,000	1,001
	Sacramento County CA Special Tax Revenue	5.000%	9/1/25	1,500	1,525
	Sacramento County CA Special Tax Revenue	5.000%	9/1/26	3,850	3,969
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/25	835	846
	San Diego Housing Authority Inc. Local or Guaranteed Housing Revenue PUT	5.000%	11/1/26	6,850	7,091
	San Diego Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/28	500	511
	San Diego Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/29	405	414
	San Francisco CA City & County GO	5.000%	6/15/25	240	240
	San Francisco CA City & County GO	5.000%	6/15/26	1,500	1,501
	San Francisco CA City & County GO	4.000%	6/15/28	445	445
[1,5]	San Francisco City & County CA Local or Guaranteed Housing Revenue TOB VRDO	3.930%	8/1/24	21,000	21,000
[1,5]	San Francisco City & County Local or Guaranteed Housing Revenue TOB VRDO	3.930%	8/1/24	50,000	50,000
[1,5]	San Francisco City & County Local or Guaranteed Housing Revenue TOB VRDO	3.930%	8/1/24	31,210	31,210
[1]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay Redevelopment Project)	0.000%	8/1/26	2,000	1,822
	San Francisco Community College District GO	5.000%	6/15/29	3,015	3,063
	San Mateo County Transit District Sales Tax Revenue	4.000%	6/1/32	5,000	5,008
[9]	San Mateo Union High School District GO	0.000%	9/1/26	2,000	1,875
[9]	San Ysidro School District GO	0.000%	8/1/27	100	91
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/29	155	157
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/30	170	173
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/31	555	564
[9]	Santa Monica Community College District GO	0.000%	8/1/25	1,380	1,337
	Santa Monica Community College District GO	0.000%	8/1/26	1,000	939
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project) PUT	0.650%	7/1/25	15,050	14,569
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/25	115	117
	Southern California Public Power Authority Power Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/25	150	152
	Southern California Public Power Authority Power Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/26	500	513
	Southern California Public Power Authority Power Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/27	500	519
	Southern California Public Power Authority Power Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/28	1,000	1,049
	Southern California Public Power Authority Power Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/29	1,000	1,056
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/27	3,355	3,491

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	University of California College & University Revenue	5.000%	5/15/26	39,000	40,516
[2]	University of California College & University Revenue	5.000%	5/15/27	9,000	9,547
[2]	University of California College & University Revenue	5.000%	5/15/28	5,620	6,076
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/27	485	503
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/27	200	209
					747,838
Colorado (1.8%)
	Adams County Housing Authority Local or Guaranteed Housing Revenue PUT	4.500%	5/1/26	3,800	3,803
	Baseline Metropolitan District No. 1 Tax Increment/Allocation Revenue	5.125%	12/1/28	1,208	1,218
	Broomfield CO City & County Sales & Use Sales Tax Revenue	3.000%	12/1/26	1,685	1,662
[1]	Centerra Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/29	6,665	6,650
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/24	720	723
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/25	760	772
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,015	1,019
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	325	324
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	385	384
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,700	1,730
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	455	465
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,205	1,251
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	715	755
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	27,000	29,347
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/24	450	451
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/25	190	193
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Craig Hospital Project)	5.000%	12/1/27	1,075	1,125
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	5.000%	5/15/26	2,000	2,062
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	4,600	4,637
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/20/25	9,075	9,251
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	5,055	5,168
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/17/26	27,130	28,024
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/19/26	11,695	12,140
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/28	16,175	17,241
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	10,420	11,135
[3]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.550%	4.160%	5/15/61	10,220	10,171
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	11/1/26	1,400	1,401
[1,5]	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	4.400%	8/1/24	8,900	8,900
[3]	Colorado School of Mines College & University Revenue, SIFMA Municipal Swap Index Yield + 0.870%	4.480%	12/1/25	4,855	4,856
[4]	Colorado Science and Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/24	650	654
[4]	Colorado Science and Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/26	500	520
[4]	Colorado Science and Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/28	500	535
[4]	Colorado Science and Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/29	465	504
[4]	Colorado Science and Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/30	280	307
[4]	Colorado Science and Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/31	515	569
	Colorado Springs CO Utilities System Multiple Utility Revenue VRDO	3.560%	8/1/24	11,700	11,700
	Denver Convention Center Hotel Authority (Economic Development Revenue)	5.000%	12/1/28	3,605	3,692
[1]	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	3,000	3,074
[9]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/24	20	20
[9]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/24	12,225	12,191
[3]	E-470 Public Highway Authority Highway Revenue, 67% of SOFR + 0.350%	3.921%	9/1/39	5,580	5,580
[3]	E-470 Public Highway Authority Highway Revenue, 67% of SOFR + 0.750%	4.321%	9/1/39	12,390	12,383
	Foothills Metropolitan District Special Assessment Revenue	5.250%	12/1/24	1,000	1,000
[7]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/24	430	432
[1,5]	Pueblo County CO COP TOB VRDO	3.680%	8/1/24	7,500	7,500
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/25	400	402
	Regional Transportation District Sales Tax Revenue	3.000%	1/15/26	350	346
	University of Colorado College & University Revenue PUT	2.000%	10/15/24	21,440	21,333
	University of Colorado College & University Revenue PUT	2.000%	10/15/25	7,995	7,832
	University of Colorado College & University Revenue PUT	2.000%	10/15/26	3,705	3,570
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/24	11,935	11,960
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/24	200	201
[4]	Vauxmont Metropolitan District GO	5.000%	12/15/25	250	256
					273,419
Connecticut (1.7%)
	Bridgeport CT GO	5.000%	8/15/27	4,485	4,725
	Colchester CT BAN GO	4.500%	10/17/24	2,125	2,129
	Connecticut GO	5.000%	8/1/25	3,665	3,741
	Connecticut GO	4.000%	1/15/26	2,000	2,031

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut GO	5.000%	8/1/26	1,000	1,041
	Connecticut GO	5.000%	9/15/26	595	621
	Connecticut GO	5.000%	1/15/27	2,240	2,352
	Connecticut GO	5.000%	8/1/27	520	552
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.550%	5/15/26	180	168
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Project)	0.300%	11/15/24	250	248
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Project)	0.400%	5/15/25	250	243
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Project)	0.450%	11/15/25	350	336
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Project)	0.550%	5/15/26	500	464
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	4.400%	11/15/26	3,180	3,202
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.850%	5/15/27	7,000	7,028
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/25	14,190	14,308
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/25	3,000	3,056
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/25	3,930	4,003
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/25	6,805	6,932
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/26	5,820	6,051
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/26	1,100	1,150
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/27	30,215	32,006
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/25	390	389
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/32	175	177
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	20,605	20,299
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	19,875	19,580
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	17,700	17,438
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/3/26	26,575	26,387
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/10/26	11,585	11,502
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/26	2,630	2,548
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	680	680
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	735	739
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	600	603
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,205	1,208
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,960	3,970
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/1/25	10,575	10,626
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/29	6,035	6,524
	New Haven CT GO	5.000%	8/1/24	600	600
[4]	New Haven CT GO	5.000%	8/15/24	395	395
	New Haven CT GO	5.000%	8/1/25	500	507
[7]	New Haven CT GO	5.000%	8/1/26	700	724
[7]	New Haven CT GO	5.000%	8/1/27	500	525
	University of Connecticut College & University Revenue	5.000%	8/15/25	3,835	3,917
	University of Connecticut College & University Revenue	5.000%	8/15/25	6,980	7,130
	University of Connecticut College & University Revenue	5.000%	8/15/26	3,115	3,240
	University of Connecticut College & University Revenue	5.000%	8/15/26	6,700	6,968
	University of Connecticut College & University Revenue	5.000%	8/15/27	1,335	1,415
	University of Connecticut College & University Revenue	5.000%	8/15/27	1,555	1,648
	University of Connecticut College & University Revenue	5.000%	2/15/29	750	756
	Washington CT BAN GO	4.000%	4/2/25	2,370	2,376
					249,258
Delaware (0.1%)
	Delaware GO	5.000%	1/1/27	1,070	1,125
[1]	Delaware State Economic Development Authority Charter School Aid Revenue (Odyssey Charter School Inc. Project), Prere.	7.000%	3/1/25	10,000	10,216
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	7,070	6,754
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	2,435	2,326
					20,421
District of Columbia (1.3%)
	District of Columbia College & University Revenue	5.000%	4/1/30	1,530	1,586
	District of Columbia GO, Prere.	5.000%	6/1/25	3,135	3,184
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Fort Totten Project) PUT	5.000%	12/1/25	13,652	13,849
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Paxton Project) PUT	4.000%	9/1/25	3,670	3,681
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.700%	3/1/25	4,000	3,945
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	17,120	17,340
[10]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	2,785	2,843
[10]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	5,060	5,162
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	10/1/26	9,175	9,425

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	12/1/27	3,079	3,230
[10]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.400%	9/1/28	16,450	16,897
	District of Columbia Income Tax Revenue	5.000%	12/1/24	11,000	11,073
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/30	1,580	1,630
	District of Columbia Water & Sewer Authority Water Revenue PUT	1.750%	10/1/24	27,425	27,357
	District of Columbia Water & Sewer Authority Water Revenue PUT	3.000%	10/1/27	5,600	5,494
[1,5]	Metropolitan Washington Airports Authority Dulles Toll Highway Revenue TOB VRDO	3.680%	8/1/24	32,950	32,950
[1,7]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue TOB VRDO	3.730%	8/1/24	18,302	18,302
[1,4]	Metropolitan Washington Airports Authority Highway Revenue TOB VRDO	3.730%	8/1/24	12,730	12,730
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/25	1,500	1,528
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/26	1,500	1,559
					193,765
Florida (2.9%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/24	350	350
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,210	1,216
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	240	238
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,450	1,497
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	5,000	5,363
[1]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.730%	8/1/24	5,645	5,645
[4]	Boward County FL School District COP	5.000%	7/1/27	1,740	1,770
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,780	1,798
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	1,270	1,304
[1]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.760%	8/1/24	3,750	3,750
[1,7]	Broward Country Tourist Development Miscellaneous Taxes Revenue TOB VRDO	3.720%	8/1/24	1,860	1,860
	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	4/1/26	1,475	1,475
[1,5]	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	3.760%	8/7/24	7,718	7,718
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/25	1,500	1,516
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	4.000%	12/15/24	385	383
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	4.000%	12/15/25	600	592
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/26	300	301
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/27	330	331
[2]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/26	400	415
[2]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/27	475	502
[2]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/28	500	538
[2]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/29	450	492
[2]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/29	815	891
[1]	Central Florida Expressway Authority Highway Revenue TOB VRDO	3.760%	8/1/24	7,045	7,045
	Central Florida Expressway Authority Highway Revenue, Prere.	5.000%	7/1/26	1,000	1,039
	Collier County Industrial Development Authority Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project) PUT	5.000%	10/1/29	1,000	1,068
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	6/1/26	5,000	5,028
[4]	Duval County Public Schools COP	5.000%	7/1/25	1,650	1,679
[4]	Duval County Public Schools COP	5.000%	7/1/26	2,150	2,231
[4]	Duval County Public Schools COP	5.000%	7/1/27	3,180	3,354
	Escambia County FL Industrial Revenue PUT	2.000%	10/1/24	950	945
	Florida Development Finance Corp. Charter School Aid Revenue	4.875%	6/15/30	1,000	1,004
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	4.000%	6/15/25	225	224
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/25	110	111
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/26	545	557
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/31	345	346
	Florida Development Finance Corp. College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/25	215	217
	Florida Development Finance Corp. College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/27	415	424
[1]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/25	220	218
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	645	669
[1]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/29	1,375	1,314
	Florida GO	5.000%	6/1/27	1,770	1,875
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/24	1,850	1,852
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/25	475	481
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Flagier College Inc. Project)	5.000%	11/1/27	1,095	1,122
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	5/1/25	3,060	3,088
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	5,000	5,105
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	2,225	2,277
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.800%	6/1/27	4,530	4,557
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/24	4,620	4,624
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/25	35,080	35,413
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/26	9,220	9,447
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/27	15,085	15,585
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/28	13,155	13,595
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/28	1,685	1,746

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/30	1,295	1,337
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/31	1,110	1,145
	Fort Lauderdale FL Water & Sewer Revenue Water Revenue	4.000%	9/1/30	1,500	1,500
	Fort Lauderdale FL Water & Sewer Water Revenue	5.000%	9/1/24	800	801
	Fort Lauderdale FL Water & Sewer Water Revenue (Enabling Works Project)	5.000%	9/1/24	615	616
[4]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/25	125	128
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	2,655	2,694
[4]	Hernando County School District COP	5.000%	7/1/28	2,000	2,062
[1]	Hillsborough County Aviation Authority Port, Airport & Marina Revenue TOB VRDO	3.680%	8/1/24	4,000	4,000
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/26	3,295	3,339
[1,5]	Jacksonville Housing Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	4.400%	8/1/24	9,418	9,418
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/28	1,000	1,077
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/24	380	380
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/26	230	230
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.125%	11/15/29	1,440	1,443
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.375%	11/15/29	250	251
	Lee County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.550%	8/1/25	1,250	1,250
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	20	20
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/26	2,000	2,034
[4]	Manatee County School District Sales Tax Revenue	5.000%	10/1/30	2,650	2,750
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/24	120	120
[1]	Melbourne FL Water & Sewer Water Revenue TOB VRDO	3.710%	8/1/24	5,000	5,000
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/27	1,000	1,004
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/24	885	887
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/25	1,000	1,012
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/26	1,000	1,032
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/27	1,000	1,052
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	2,690	2,701
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/30	1,000	1,032
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,165	1,178
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	2,000	2,025
[2]	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/27	1,035	1,089
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/27	2,400	2,490
[2]	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/28	4,260	4,563
[2]	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/29	4,475	4,878
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/25	1,500	1,518
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/25	1,625	1,653
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	10/1/25	3,035	3,087
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.550%	1/1/26	6,750	6,752
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.400%	10/1/26	1,000	998
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/24	1,275	1,278
[1]	North Springs Improvement District Special Assessment Revenue	4.250%	5/1/28	1,195	1,196
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/24	1,290	1,291
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/25	1,340	1,351
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/26	1,395	1,446
	Okeechobee County FL Resource Recovery Revenue PUT	3.800%	7/2/29	1,920	1,924
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	75	75
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/26	2,285	2,370
[1]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.760%	8/7/24	5,750	5,750
[1]	Orange County Housing Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	4.400%	8/1/24	25,170	25,170
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/28	2,465	2,175
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/24	170	170
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/25	565	573
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/24	230	230
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/25	240	239
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/26	245	246
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	425	425
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/26	150	150
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/28	425	441
[1]	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.710%	8/7/24	5,435	5,435
[1,5]	Palm Beach County Health Facilities Authority Revenue TOB VRDO	3.960%	8/1/24	19,700	19,700
	Palm Beach County School District COP	5.000%	8/1/28	2,300	2,338
	Parrish Lakes Community Development District Special Assessment Revenue	5.000%	5/1/31	150	150
[4]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/25	2,430	2,479
[4]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/26	865	901
[4]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/27	905	959
[4]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/28	950	1,024
	Polk County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	4.150%	6/1/26	1,650	1,668
[4]	Santa Rosa County School Board COP	5.000%	2/1/27	1,010	1,055

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Santa Rosa County School Board COP	5.000%	2/1/28	1,000	1,061
	Sarasota County FL Sales Tax Revenue	5.000%	10/1/25	3,575	3,659
	Sarasota County FL Sales Tax Revenue	5.000%	10/1/26	1,550	1,619
	Sarasota County FL Sales Tax Revenue	5.000%	10/1/27	1,700	1,808
[1]	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue TOB VRDO	3.710%	8/1/24	22,000	22,000
[1]	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue TOB VRDO	3.710%	8/1/24	9,000	9,000
[1]	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue TOB VRDO	3.760%	8/1/24	26,885	26,885
	Sawyers Landing Community Development District Special Assessment Revenue	3.250%	5/1/26	200	195
	School Board of Miami-Dade County COP	5.000%	5/1/26	1,000	1,013
	School Board of Miami-Dade County COP	5.000%	8/1/27	155	160
[1]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/25	120	120
[1]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/28	250	247
[1]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/29	255	251
[1]	South Miami Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.710%	8/1/24	10,966	10,966
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	1,310	1,376
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	1,375	1,439
[1,5]	St. Johns County FL IDA Health, Hospital, Nursing Home Revenue TOB VRDO	3.960%	8/1/24	5,760	5,760
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/25	395	390
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/29	1,310	1,373
	Village Community Development District No. 13 Special Assessment Revenue	1.800%	5/1/26	250	243
[1]	Village Community Development District No. 15 Special Assessment Revenue	4.250%	5/1/28	500	505
	Volusia County Educational Facility Authority College & University Revenue	5.000%	6/1/26	535	541
	Volusia County Educational Facility Authority College & University Revenue	5.000%	6/1/31	1,190	1,199
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/29	935	993
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/30	425	455
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/31	1,230	1,328
	West Villages Improvement District Special Assessment Revenue	4.000%	5/1/27	765	762
					426,288
Georgia (3.2%)
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/24	2,830	2,833
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/25	2,950	2,993
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/26	3,060	3,143
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/27	3,180	3,307
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/28	3,290	3,456
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/29	3,415	3,617
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	1,250	1,272
	Atlanta GA GO	5.000%	12/1/25	1,750	1,797
	Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/24	1,000	1,004
[10]	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue (Englewood Senior Apartments Project) PUT	5.000%	5/1/27	4,473	4,619
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue (Skyline Apartments Project) PUT	2.000%	9/1/24	4,339	4,330
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/26	9,440	9,722
	Bartow County Development Authority Electric Power & Light Revenue PUT	2.875%	8/19/25	100	99
	Bartow County Development Authority Electric Power & Light Revenue PUT	3.950%	3/8/28	9,555	9,777
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Company Plant Vogtle Project) PUT	3.875%	3/6/26	3,590	3,623
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Company Plant Vogtle Project) PUT	3.375%	3/12/27	1,620	1,621
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Plant Vogtle Project) PUT	3.375%	3/12/27	1,905	1,906
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Plant Vogtle Project) PUT	3.700%	6/13/28	3,345	3,397
	Burke County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corporation Vogtle Project) PUT	1.500%	2/3/25	6,165	6,051
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	2,100	2,161
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/28	1,000	1,063
[1,5]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.660%	8/1/24	2,065	2,065
	Columbus GA GO	5.000%	1/1/25	10,065	10,146
	Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/26	7,485	7,635
	Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/29	8,165	8,679
	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/26	1,820	1,890
	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/27	4,135	4,368
	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/28	1,750	1,877
	Development Authority of Burke County Electric Power & Light Revenue (Georgia Power Company Plant Vogtle Project) PUT	1.700%	8/22/24	6,800	6,788
	Development Authority of Burke County Electric Power & Light Revenue (Georgia Power Company Plant Vogtle Project) PUT	3.800%	5/21/26	2,270	2,290

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Development Authority of Burke County Electric Power & Light Revenue (Georgia Power Company Plant Vogtle Project) PUT	3.800%	5/21/26	7,295	7,359
	Development Authority of Burke County Electric Power & Light Revenue PUT	2.875%	8/19/25	505	499
[1,5]	Fulton County Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.660%	8/1/24	4,380	4,380
[1,5]	Fulton County Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.660%	8/1/24	1,875	1,875
[1]	Fulton County Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.710%	8/7/24	2,500	2,500
[1]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/26	470	464
[1]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/27	765	750
[1]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/28	800	780
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/26	1,860	1,907
	Georgia GO	4.000%	2/1/26	5,140	5,142
	Georgia GO	4.000%	2/1/31	2,735	2,741
	Georgia GO	4.000%	2/1/31	2,000	2,013
	Georgia GO	4.000%	2/1/32	2,000	2,013
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/25	365	367
[4]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/25	200	203
[4]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/26	150	155
[4]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/27	350	368
[4]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/28	195	208
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	8,140	8,344
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/27	1,000	1,006
[1,7]	Georgia Municipal Electric Authority Nuclear Revenue TOB VRDO	3.720%	8/1/24	13,675	13,675
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,650	1,660
	Gwinnett County School District GO	4.000%	2/1/33	5,000	5,014
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/24	1,165	1,166
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/24	300	300
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/24	3,250	3,256
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/24	1,615	1,614
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/24	1,110	1,109
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/24	300	301
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/25	400	402
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/25	285	287
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/25	1,000	1,010
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/25	700	707
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/25	2,515	2,549
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/25	375	379
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/25	250	253
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/25	325	329
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/25	610	609
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/25	1,500	1,498
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/25	550	559
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/25	1,000	1,017
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/26	530	539
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/26	345	351
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/26	1,100	1,125
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/26	1,935	1,985
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/26	600	613
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/26	285	291
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/26	275	281
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/26	720	719
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/26	2,200	2,196
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/26	1,000	1,029
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/26	875	901
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/27	1,000	1,025
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/27	620	636
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/27	1,250	1,293
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/27	850	876
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/27	500	515
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/27	500	515
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/27	1,570	1,563
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/27	4,140	4,123
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/27	1,700	1,769
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/27	1,000	1,040
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/28	1,650	1,707
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/28	700	724
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/28	1,500	1,565

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/28	2,045	2,144
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/28	580	604
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/28	1,250	1,311
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/29	125	132
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/2/24	104,645	104,709
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	77,040	77,319
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/27	14,760	14,872
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/28	22,095	22,237
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Company Plant Scherer Project) PUT	3.875%	3/6/26	2,405	2,427
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Company Plant Scherer Project) PUT	3.875%	3/6/26	2,200	2,220
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Company Plant Scherer Project) PUT	3.875%	3/6/26	1,000	1,009
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Company Plant Scherer Project) PUT	3.875%	3/6/26	1,000	1,009
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/31	1,000	1,014
	Savannah Economic Development Authority Industrial Revenue PUT	2.000%	10/1/24	850	846
[1]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/27	1,000	1,058
[1]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/28	3,250	3,495
[1]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/29	3,000	3,280
[1]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/30	3,000	3,315
	South Regional Joint Development Authority Local or Guaranteed Housing Revenue	5.000%	8/1/25	1,150	1,170
					469,849
Guam (0.1%)
	Guam Department of Education COP	3.625%	2/1/25	215	214
	Guam Income Tax Revenue	5.000%	12/1/26	1,500	1,544
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/25	350	356
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/27	300	305
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/28	950	992
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/29	575	607
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/24	1,320	1,323
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/25	1,315	1,337
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/26	1,910	1,969
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	3,645	3,810
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/28	200	200
					12,657
Hawaii (0.4%)
[3]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.450%	4.060%	7/1/39	6,240	6,240
[3]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.450%	4.060%	7/1/39	1,620	1,620
	Hawaii GO	5.000%	10/1/27	1,000	1,042
	Hawaii GO	4.000%	4/1/29	3,300	3,339
	Hawaii GO	5.000%	10/1/29	1,250	1,301
	Hawaii GO	5.000%	10/1/29	2,575	2,727
	Hawaii GO	4.000%	10/1/30	1,000	1,007
	Hawaii GO	4.000%	8/1/32	8,500	8,500
	Hawaii GO	4.000%	8/1/33	4,655	4,655
	Hawaii GO	4.000%	8/1/34	4,060	4,035
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/25	11,225	11,354
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/27	1,405	1,479
	Honolulu HI City & County GO	5.000%	7/1/25	1,700	1,731
	Honolulu HI City & County GO	5.000%	7/1/25	2,325	2,367
	Honolulu HI City & County GO	5.000%	10/1/27	3,000	3,066
	Honolulu HI City & County Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	3,435	3,532
					57,995
Idaho (0.2%)
	Idaho Bond Bank Authority Miscellaneous Revenue	4.000%	9/15/27	1,000	1,000
	Idaho Bond Bank Authority Miscellaneous Revenue	4.000%	9/15/28	1,530	1,530
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,000	1,008
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (Partners in Healthcare Project)	4.500%	11/1/26	835	824
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/25	2,250	2,270
[2]	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	3.700%	11/1/24	11,985	11,985
[1]	Idaho Housing and Finance Association Local or Guaranteed Housing Revenue TOB VRDO	3.660%	8/1/24	9,555	9,555
					28,172
Illinois (7.6%)
[4]	Bolingbrook IL GO	5.000%	1/1/29	1,750	1,836
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/25	240	236

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Chicago Board of Education GO	0.000%	12/1/24	3,000	2,963
[9]	Chicago Board of Education GO	0.000%	12/1/24	1,250	1,234
	Chicago Board of Education GO	5.000%	12/1/24	1,000	1,003
	Chicago Board of Education GO	5.000%	12/1/24	4,455	4,468
	Chicago Board of Education GO	5.000%	12/1/24	2,640	2,648
	Chicago Board of Education GO	5.000%	12/1/24	1,150	1,153
[8]	Chicago Board of Education GO	5.500%	12/1/24	735	739
[9]	Chicago Board of Education GO	0.000%	12/1/25	3,305	3,139
[9]	Chicago Board of Education GO	0.000%	12/1/25	2,635	2,503
	Chicago Board of Education GO	0.000%	12/1/25	6,600	6,259
[9,11]	Chicago Board of Education GO	0.000%	12/1/25	275	261
	Chicago Board of Education GO	5.000%	12/1/25	11,720	11,871
	Chicago Board of Education GO	5.000%	12/1/25	2,240	2,269
[8]	Chicago Board of Education GO	5.500%	12/1/25	3,275	3,324
	Chicago Board of Education GO	0.000%	12/1/26	2,500	2,270
[9]	Chicago Board of Education GO	0.000%	12/1/26	2,665	2,430
[4]	Chicago Board of Education GO	5.000%	12/1/26	1,000	1,031
	Chicago Board of Education GO	5.000%	12/1/26	9,270	9,473
	Chicago Board of Education GO	5.000%	12/1/26	5,805	5,932
	Chicago Board of Education GO	5.000%	12/1/26	3,045	3,112
	Chicago Board of Education GO	5.000%	12/1/26	250	255
[11,12]	Chicago Board of Education GO	5.500%	12/1/26	9,450	9,838
[8]	Chicago Board of Education GO	5.500%	12/1/26	1,250	1,274
	Chicago Board of Education GO	7.000%	12/1/26	1,100	1,141
[9]	Chicago Board of Education GO	0.000%	12/1/27	750	655
[4]	Chicago Board of Education GO	5.000%	12/1/27	550	572
[4]	Chicago Board of Education GO	5.000%	12/1/27	1,800	1,871
	Chicago Board of Education GO	5.000%	12/1/27	7,450	7,678
[8]	Chicago Board of Education GO	5.500%	12/1/27	3,075	3,161
[4]	Chicago Board of Education GO	5.000%	12/1/28	460	483
	Chicago Board of Education GO	5.000%	12/1/28	3,440	3,575
[4]	Chicago Board of Education GO	5.000%	12/1/29	4,220	4,435
	Chicago Board of Education GO	5.000%	12/1/30	2,500	2,562
[4]	Chicago Board of Education GO	5.000%	12/1/30	3,635	3,819
[1]	Chicago Board of Education GO	6.750%	12/1/30	1,070	1,167
[1,5]	Chicago IL Board of Education Special Tax Miscellaneous Taxes Revenue TOB VRDO	3.690%	8/1/24	26,750	26,750
	Chicago IL GO	0.000%	1/1/25	1,165	1,147
	Chicago IL GO	5.000%	1/1/25	1,000	1,005
	Chicago IL GO	5.000%	1/1/25	2,500	2,511
	Chicago IL GO	5.000%	1/1/25	520	522
	Chicago IL GO	5.000%	1/1/26	5,790	5,890
	Chicago IL GO	5.000%	1/1/26	2,615	2,660
	Chicago IL GO	5.000%	1/1/26	1,565	1,571
	Chicago IL GO	5.000%	1/1/27	6,410	6,591
	Chicago IL GO	5.000%	1/1/27	640	649
	Chicago IL GO	5.000%	1/1/28	4,900	5,097
	Chicago IL GO	5.000%	1/1/28	1,000	1,040
	Chicago IL GO	4.000%	1/1/29	8,493	8,578
	Chicago IL GO	5.000%	1/1/29	8,960	9,435
	Chicago IL GO	5.000%	1/1/29	1,000	1,053
	Chicago IL GO	4.000%	1/1/30	1,820	1,838
	Chicago IL GO	5.625%	1/1/30	6,035	6,250
	Chicago IL GO	5.625%	1/1/31	2,100	2,174
	Chicago IL GO	5.500%	1/1/33	1,925	1,935
[1,5]	Chicago IL GO TOB VRDO	3.750%	8/1/24	7,000	7,000
[9]	Chicago IL GO, ETM	0.000%	1/1/27	2,050	1,886
	Chicago IL GO, Prere.	5.000%	1/1/25	1,715	1,726
	Chicago IL GO, Prere.	5.250%	1/1/25	5,100	5,137
	Chicago IL GO, Prere.	5.250%	1/1/25	2,500	2,518
[10]	Chicago IL Local or Guaranteed Housing Revenue PUT	4.000%	10/1/24	20,228	20,228
	Chicago IL PUT Local or Guaranteed Housing Revenue (United Yards 1A Project) PUT	3.500%	8/1/26	1,100	1,101
[1,7]	Chicago IL Transit Authority Sales Tax Revenue TOB VRDO	3.680%	8/1/24	6,200	6,200
[1,5,7]	Chicago IL Transit Authority Sales Tax Revenue TOB VRDO	3.730%	8/1/24	2,500	2,500
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/25	1,000	1,008
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/27	600	625
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/29	2,165	2,251
[1,4]	Chicago IL Wastewater Transmission Sewer Revenue TOB VRDO	3.730%	8/1/24	2,880	2,880
	Chicago IL Waterworks Water Revenue	5.000%	11/1/24	10,000	10,045
	Chicago IL Waterworks Water Revenue	5.000%	11/1/24	1,000	1,005
	Chicago IL Waterworks Water Revenue	5.000%	11/1/24	1,000	1,005

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago IL Waterworks Water Revenue	4.000%	11/1/26	425	431
	Chicago IL Waterworks Water Revenue	5.000%	11/1/26	650	675
	Chicago IL Waterworks Water Revenue	5.000%	11/1/27	5,000	5,281
	Chicago IL Waterworks Water Revenue	5.000%	11/1/28	3,725	3,846
[4]	Chicago IL Waterworks Water Revenue	5.000%	11/1/28	3,500	3,685
	Chicago IL Waterworks Water Revenue	5.000%	11/1/29	1,000	1,052
	Chicago IL Waterworks Water Revenue	5.000%	11/1/29	725	749
[4]	Chicago IL Waterworks Water Revenue	5.000%	11/1/29	3,500	3,627
	Chicago IL Waterworks Water Revenue	5.000%	11/1/29	1,000	1,032
[4]	Chicago IL Waterworks Water Revenue	5.250%	11/1/30	1,955	2,068
[8]	Chicago IL Waterworks Water Revenue	5.750%	11/1/30	7,870	8,383
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/26	500	502
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/27	1,000	1,003
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/28	500	502
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/29	1,000	1,003
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/31	1,000	1,002
[1,4]	Chicago IL Waterworks Water Revenue TOB VRDO	3.730%	8/1/24	10,130	10,130
[7]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	5,000	5,039
[7]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	5,000	5,138
[7]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	2,250	2,357
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	385	387
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	4,330	4,356
[7]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	225	237
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	2,640	2,653
	Chicago Park District GO	5.000%	1/1/25	1,000	1,001
	Chicago Park District GO	5.000%	1/1/26	2,500	2,560
	Chicago Park District GO	5.000%	1/1/27	1,000	1,041
	Chicago Park District GO	5.000%	1/1/29	1,875	2,015
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/25	4,635	4,687
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/25	460	465
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/26	3,465	3,557
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/26	4,500	4,619
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/27	1,250	1,304
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/28	1,375	1,451
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/28	2,730	2,882
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/29	2,170	2,321
[1]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue TOB VRDO	3.670%	8/1/24	12,520	12,520
[1,7]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue TOB VRDO	3.680%	8/1/24	25,000	25,000
[7]	Cook County Community College District No. 508 GO	5.000%	12/1/27	1,000	1,051
	Cook County IL GO	5.000%	11/15/24	5,000	5,021
	Cook County IL GO	5.000%	11/15/27	325	344
	Cook County IL GO	5.000%	11/15/28	3,000	3,108
	Cook County IL Sales Tax Revenue	5.000%	11/15/26	620	645
	Cook County IL Sales Tax Revenue	5.000%	11/15/27	480	507
	Cook County IL Sales Tax Revenue	5.000%	11/15/28	225	241
	Evanston IL GO	3.000%	12/1/28	4,800	4,663
	Illinois Development Finance Authority Local or Guaranteed Housing Revenue, ETM	0.000%	7/15/25	19,335	18,711
[1]	Illinois Finance Authority Charter School Aid Revenue	4.000%	10/1/27	405	401
	Illinois Finance Authority Charter School Aid Revenue	4.000%	11/1/27	130	130
	Illinois Finance Authority Charter School Aid Revenue	4.000%	11/1/28	235	236
[1]	Illinois Finance Authority Charter School Aid Revenue	4.000%	10/1/29	910	900
	Illinois Finance Authority Charter School Aid Revenue	4.000%	11/1/29	275	276
	Illinois Finance Authority College & University Revenue	5.000%	9/1/24	975	975
	Illinois Finance Authority College & University Revenue	5.000%	10/1/24	1,090	1,090
	Illinois Finance Authority College & University Revenue	5.000%	4/1/25	500	505
	Illinois Finance Authority College & University Revenue	5.000%	10/1/26	890	876
	Illinois Finance Authority College & University Revenue	5.000%	10/1/26	1,065	1,048
	Illinois Finance Authority College & University Revenue	5.000%	4/1/27	1,120	1,177
	Illinois Finance Authority College & University Revenue	5.000%	4/1/27	400	415
	Illinois Finance Authority College & University Revenue	5.000%	4/1/28	1,395	1,492
	Illinois Finance Authority College & University Revenue	5.000%	9/1/28	750	769
	Illinois Finance Authority College & University Revenue	5.000%	12/1/28	500	500
	Illinois Finance Authority College & University Revenue	5.000%	4/1/29	1,560	1,697
	Illinois Finance Authority College & University Revenue	5.000%	4/1/29	600	638
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/24	650	650
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/26	400	409
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/28	675	704
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	1,050	1,051
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	475	481
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	3,000	3,089

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,000	1,021
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	140	140
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,650	1,693
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,250	1,291
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	3,430	3,471
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	1,060	1,107
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	3,000	3,077
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,590	1,650
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,735	1,802
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	3,655	3,696
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,820	1,910
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,765	1,783
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue (Advocate Health Care Network)	4.000%	11/1/30	765	769
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/24	1,600	1,601
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/25	10,680	10,815
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/26	13,410	13,759
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/27	3,205	3,352
[1]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.640%	8/1/24	20,000	20,000
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.710%	8/7/24	11,745	11,745
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	620	620
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	145	145
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	1,230	1,276
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	1,385	1,436
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	7,950	8,244
[3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.300%	3.940%	4/1/51	5,705	5,705
[3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.310%	5/1/42	1,405	1,384
[3]	Illinois Finance Authority Recreational Revenue, 70% of SOFR + 1.200%	4.931%	11/1/34	13,875	13,871
	Illinois Finance Authority Water Revenue	5.000%	1/1/25	2,310	2,329
	Illinois Finance Authority Water Revenue	5.000%	1/1/26	2,695	2,773
	Illinois Finance Authority Water Revenue	5.000%	1/1/28	3,120	3,256
	Illinois Finance Authority Water Revenue PUT	3.875%	9/1/28	1,080	1,082
	Illinois GO	0.000%	8/1/24	200	200
	Illinois GO	5.000%	10/1/24	1,075	1,078
	Illinois GO	5.000%	11/1/24	22,815	22,912
	Illinois GO	5.000%	2/1/25	5,085	5,129
	Illinois GO	5.000%	2/1/25	625	626
	Illinois GO	4.000%	3/1/25	750	753
	Illinois GO	5.000%	3/1/25	8,435	8,520
	Illinois GO	5.000%	3/1/25	600	606
	Illinois GO	5.500%	5/1/25	3,000	3,050
	Illinois GO	5.000%	6/1/25	13,275	13,467
	Illinois GO	5.000%	7/1/25	8,470	8,606
	Illinois GO	5.000%	11/1/25	7,500	7,664
	Illinois GO	5.000%	11/1/25	3,750	3,832
[7]	Illinois GO	5.000%	11/1/25	10,000	10,223
	Illinois GO	5.000%	12/1/25	500	512
	Illinois GO	5.000%	12/1/25	655	670
	Illinois GO	5.000%	2/1/26	1,300	1,334
	Illinois GO	5.000%	3/1/26	22,390	22,998
	Illinois GO	5.000%	3/1/26	13,760	14,136
[4]	Illinois GO	5.000%	4/1/26	2,500	2,503
	Illinois GO	5.000%	5/1/26	8,500	8,510
	Illinois GO	5.000%	6/1/26	155	160
	Illinois GO	5.000%	7/1/26	8,600	8,882
	Illinois GO	5.000%	10/1/26	135	140
	Illinois GO	5.000%	10/1/26	2,250	2,333
	Illinois GO	5.000%	10/1/26	1,000	1,037
	Illinois GO	5.000%	11/1/26	17,230	17,889
	Illinois GO	5.000%	11/1/26	750	779
	Illinois GO	5.000%	2/1/27	1,500	1,502
	Illinois GO	5.000%	2/1/27	1,525	1,589
	Illinois GO	5.000%	3/1/27	4,200	4,383
	Illinois GO	5.000%	7/1/27	13,220	13,864
	Illinois GO	5.000%	10/1/27	1,000	1,053
	Illinois GO	5.000%	11/1/27	650	671
	Illinois GO	5.000%	11/1/27	15,455	16,288
	Illinois GO	5.000%	2/1/28	9,000	9,358
	Illinois GO	4.000%	3/1/28	5,260	5,367

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois GO	5.000%	3/1/28	2,500	2,648
	Illinois GO	5.000%	3/1/28	500	529
	Illinois GO	5.000%	5/1/28	1,000	1,001
	Illinois GO	5.000%	6/1/28	520	533
	Illinois GO	5.000%	11/1/28	10,360	10,879
	Illinois GO	5.000%	11/1/28	3,890	4,010
	Illinois GO	5.000%	11/1/28	2,895	3,095
	Illinois GO	3.500%	6/1/29	2,410	2,373
	Illinois GO	5.000%	10/1/29	900	961
	Illinois GO	5.000%	11/1/29	2,020	2,121
	Illinois GO	5.125%	12/1/29	1,180	1,245
	Illinois GO	5.250%	2/1/30	3,000	3,004
	Illinois GO	5.000%	4/1/30	2,680	2,683
	Illinois GO	5.000%	5/1/30	10,000	10,010
	Illinois GO	4.125%	11/1/31	1,230	1,239
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	4/1/25	250	253
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	10/1/25	250	256
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	4/1/26	395	409
[10]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	0.800%	7/1/26	495	462
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	10/1/26	275	287
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	4/1/27	275	290
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.200%	10/1/27	1,000	1,021
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	10/1/27	290	309
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	4/1/28	290	311
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	10/1/28	250	270
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	4.000%	9/1/24	1,000	1,001
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	4.000%	12/1/24	2,000	2,003
[10]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	4.000%	6/1/25	2,360	2,369
[10]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	1,455	1,489
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	1,000	1,023
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	10,560	10,805
[10]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.600%	8/1/28	3,000	3,010
[3,5]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 1.000%	4.610%	5/15/50	3,750	3,755
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/32	1,650	1,672
	Illinois Sales Tax Revenue	5.000%	6/15/25	1,675	1,678
	Illinois Sales Tax Revenue	5.000%	6/15/26	2,235	2,238
	Illinois Sales Tax Revenue	4.000%	6/15/27	1,810	1,819
	Illinois Sales Tax Revenue	4.000%	6/15/29	1,075	1,081
[7]	Illinois Sales Tax Sales Tax Revenue	5.000%	6/15/28	1,100	1,167
[7]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/28	4,250	4,477
[7]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/30	1,430	1,516
[4]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.000%	6/15/27	3,110	3,120
[4]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.250%	6/15/31	1,000	1,004
[8]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/25	1,050	1,016
[8]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/26	1,520	1,415
	Joliet IL Waterworks & Sewerage Water Revenue BAN	5.000%	1/1/25	12,365	12,418
	Kane McHenry Cook & De Kalb Counties IL Unit School District No. 300 GO	5.000%	1/1/26	3,480	3,503
[4]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/29	1,660	1,779
	Lake County Community High School District No. 115 Lake Forest GO	5.000%	11/1/25	3,255	3,332
	Lake County Community High School District No. 115 Lake Forest GO	5.000%	11/1/26	3,425	3,574
	Lake County Community High School District No. 115 Lake Forest GO	5.000%	11/1/27	3,600	3,828
	Lake County Forest Preserve District GO	2.000%	12/15/27	7,400	6,925
	McLean County Public Building Commission (Non-Terminable) Revenue	4.000%	12/1/31	1,215	1,216
	McLean County Public Building Commission (Non-Terminable) Revenue	4.000%	12/1/32	1,815	1,816
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/24	1,635	1,614
	Metropolitan Pier & Exposition Authority Appropriations Revenue	3.000%	6/15/25	2,000	1,987
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/25	1,000	1,020
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/26	3,435	3,219
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/26	500	517
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/27	5,000	5,240
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/28	3,750	3,920
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/27	2,300	2,345
[1,5]	Metropolitan Pier & Exposition Authority Appropriations Revenue TOB VRDO	3.660%	8/1/24	6,750	6,750
[1,4]	Metropolitan Pier & Exposition Authority Appropriations Revenue TOB VRDO	3.770%	8/1/24	7,967	7,967
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.000%	6/15/25	850	849
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.000%	6/15/27	1,105	1,113
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.000%	6/15/29	1,395	1,415
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	7,000	7,049
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/30	5,850	6,074

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Lenox IL GO	5.000%	12/15/27	2,185	2,324
[7]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/25	1,050	1,067
[7]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/26	600	618
	Regional Transportation Authority Sales Tax Revenue PUT	3.900%	8/1/24	4,200	4,200
[7]	Rock Island Henry Mercer Etc Counties Community College District No. 503 GO	4.000%	12/1/26	1,350	1,373
[1]	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue TOB VRDO	3.710%	8/1/24	7,500	7,500
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/25	1,075	1,083
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/28	1,530	1,621
[1]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	3.710%	8/1/24	25,620	25,620
[1]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	3.710%	8/1/24	4,370	4,370
[1]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	3.710%	8/1/24	3,510	3,510
[1]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	3.710%	8/1/24	3,990	3,990
[1]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	3.730%	8/1/24	33,335	33,335
[4]	Sangamon County School District No. 186 Springfield GO	5.000%	6/1/25	1,360	1,379
[4]	Sangamon County School District No. 186 Springfield GO	5.000%	6/1/26	1,200	1,239
	Schaumburg IL GO	3.500%	12/1/27	650	640
[7]	Southern Illinois University College & University Revenue	5.000%	4/1/25	200	202
[7]	Southern Illinois University College & University Revenue	4.000%	4/1/26	1,700	1,709
[7]	Southern Illinois University College & University Revenue	5.000%	4/1/26	300	306
[7]	Southern Illinois University College & University Revenue	5.000%	4/1/26	1,175	1,187
[7]	Southern Illinois University College & University Revenue	5.000%	4/1/27	215	222
[7]	Southern Illinois University College & University Revenue	5.000%	4/1/28	275	287
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/27	4,500	4,540
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/28	4,000	4,037
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/32	1,000	1,008
[4]	St Clair County School District No. 119 Belle Valley GO	5.000%	4/1/30	1,500	1,528
	University of Illinois College & University Revenue	5.000%	10/1/27	400	419
[7]	Western Illinois University College & University Revenue	4.000%	4/1/25	750	750
[4]	Will County Community High School District No. 210 Lincoln-Way GO, ETM	0.000%	1/1/26	1,785	1,708
[7]	Will County Community Unit School District No. 201-U Crete-Monee GO	5.000%	1/1/26	25	26
[9]	Will County Community Unit School District No. 365-U Valley View GO	0.000%	11/1/24	19,355	19,185
[9]	Will County Community Unit School District No. 365-U Valley View GO, ETM.	0.000%	11/1/24	2,110	2,093
					1,120,642
Indiana (0.8%)
	Brownsburg 1999 School Building Corp. Miscellaneous Revenue BAN	5.000%	6/1/25	1,550	1,557
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/31	1,000	1,031
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	585	607
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	900	942
	Danville Multi-School Building Corp. Lease (Abatement) Revenue BAN	4.500%	12/15/24	12,000	12,043
[2]	East Chicago IN Local or Guaranteed Housing Revenue PUT	5.000%	2/1/25	11,980	11,980
	Fort Wayne IN Waterworks Utility Water Revenue	4.000%	12/1/30	1,000	1,001
	Fort Wayne IN Waterworks Utility Water Revenue	4.000%	12/1/32	1,310	1,310
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	1/15/25	100	98
	Indiana Finance Authority Electric Power & Light Revenue PUT	0.750%	4/1/26	3,900	3,653
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	375	377
[2]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/25	750	758
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	390	394
[2]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/27	705	726
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/28	700	702
[2]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/29	1,165	1,216
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/31	1,595	1,598
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Margaret Mary Health Project)	5.000%	3/1/28	1,340	1,385
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.250%	7/1/25	1,515	1,492
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	0.700%	1/1/26	7,605	7,297
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.100%	11/1/26	1,520	1,455
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/28	12,000	12,749
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/30	3,000	3,297
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.450%	8/7/24	7,700	7,700
[3]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.300%	3.910%	3/1/39	3,050	3,009
[1]	Indiana Finance Authority Hospital Health, Hospital, Nursing Home Revenue TOB VRDO	3.640%	8/1/24	300	300
	Indiana Finance Authority Industrial Revenue (United States Steel Corp. Project)	4.125%	12/1/26	1,375	1,380
	Indiana Finance Authority Lease Revenue	5.000%	6/1/27	1,000	1,045
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/27	6,615	6,654
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/29	1,000	1,034
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/29	1,000	1,005
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/30	9,165	9,209
	Indiana State University College & University Revenue	5.000%	10/1/27	275	286
	Indiana State University College & University Revenue	5.000%	10/1/31	350	362

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/27	1,495	1,570
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Cityway 1 Project)	5.000%	2/1/25	800	801
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Cityway 1 Project)	5.000%	2/1/26	875	876
[7]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	8/15/24	865	866
	Richmond Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	335	337
	Richmond Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	1,000	1,004
	Westfield-Washington Multi-School Building Corp. Miscellaneous Revenue BAN	5.000%	12/15/24	17,865	17,952
					123,058
Iowa (0.0%)
[2]	Crawford County Memorial Hospital Inc. Health, Hospital, Nursing Home Revenue	5.000%	6/15/27	1,515	1,523
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/25	985	978
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/25	115	113
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	6.600%	5/15/28	895	934
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/24	210	210
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/25	320	324
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/26	420	433
					4,515
Kansas (0.9%)
	Burlington KS Industrial Revenue PUT	4.300%	6/1/26	7,900	7,931
	Kansas Department of Transportation Fuel Sales Tax Revenue	3.000%	9/1/24	105	105
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	10,020	10,035
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	23,000	23,497
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/26	20,000	20,852
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/27	18,315	19,481
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	11,000	11,016
	Kansas Development Finance Authority Appropriations Revenue (State of Kansas Project)	5.000%	11/1/28	6,515	6,888
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	4,000	4,274
	Kansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/27	4,731	4,895
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,065	1,115
	Manhattan KS GO	0.400%	6/15/25	11,985	11,542
	Olathe KS GO	5.000%	8/1/24	2,810	2,810
[1]	Overland Park KS Sales Tax Revenue (Bluhawl Star Bond Project)	5.500%	11/15/28	70	71
	Sedgwick County Unified School District No. 260 Derby GO, Prere.	5.000%	10/1/26	1,005	1,047
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	5.000%	9/1/30	1,250	1,251
					126,810
Kentucky (2.0%)
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	310	312
	Kentucky Asset Liability Commission Appropriations Revenue (Project Notes Federal Highway Trust First)	5.000%	9/1/25	4,830	4,837
	Kentucky Asset Liability Commission Appropriations Revenue (Project NTS-Federal Highway Trust Fund-1)	5.000%	9/1/27	1,425	1,451
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/26	5	5
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	5.000%	3/1/26	450	460
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	3,625	3,719
[3]	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 1.400%	5.010%	2/1/46	1,000	1,000
	Kentucky Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	9/1/26	3,805	3,900
[9]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/26	1,000	1,014
[9]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/27	1,690	1,713
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/24	1,825	1,825
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/24	1,500	1,502
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/24	3,085	3,089
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/25	1,900	1,904
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/25	565	565
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/25	4,000	4,010
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	7/1/25	400	405
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/25	1,785	1,790
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	8/1/25	500	505
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/26	1,075	1,079
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	2/1/26	390	396
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	7/1/26	500	511
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/26	1,885	1,891
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	8/1/26	800	817
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/27	2,115	2,123
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	2/1/27	500	513
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	7/1/27	575	592
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/27	1,990	1,997
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	8/1/27	1,150	1,184
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	2/1/28	600	621
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	7/1/28	1,100	1,134
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	8/1/28	1,250	1,298

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	2/1/29	650	678
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	131,530	131,835
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	24,975	25,033
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	40,355	40,547
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/28	8,980	9,028
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/25	2,965	3,024
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 115)	5.000%	4/1/25	3,425	3,469
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/25	3,250	3,297
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/30	2,500	2,654
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/24	500	502
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/25	305	313
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/26	350	364
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/27	260	275
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/28	375	404
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/29	500	546
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/25	1,590	1,618
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/26	1,805	1,873
	Louisville/Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	1,750	1,839
	Louisville/Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	2,600	2,769
	Louisville-Jefferson County KY Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/26	7,565	7,769
	Louisville-Jefferson County KY Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/29	2,300	2,465
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,605	1,661
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/25	2,855	2,856
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/26	1,200	1,227
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/27	2,025	2,100
	Warren County School District Finance Corp. Lease (Renewal) Revenue	3.000%	4/1/28	1,000	968
					297,276
Louisiana (1.5%)
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,000	998
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,210	1,209
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,930	1,929
[7]	Jefferson Parish Consolidated Sewerage District No. 1 Sewer Revenue	4.000%	2/1/26	400	405
[7]	Jefferson Parish Consolidated Sewerage District No. 1 Sewer Revenue	4.000%	2/1/27	500	510
[3]	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, 70% of SOFR + 0.500%	4.231%	5/1/43	8,005	7,977
[10]	Louisiana Housing Corp. Local or Guaranteed Housing Revenue ((Tivoli Place Project)	5.000%	7/1/26	11,080	11,282
[10]	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Benoit Townhomes Project) PUT	3.750%	8/1/26	1,300	1,305
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Capstone At the Oaks Project) PUT	5.000%	6/1/26	10,839	11,073
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Fairmont Tower Project) PUT	5.000%	4/1/26	9,438	9,616
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Glen Oaks Apartments Project) PUT	5.000%	11/1/25	2,523	2,561
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Highland Place Township Project) PUT	5.000%	7/1/27	3,709	3,847
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	6/1/25	10,000	10,092
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/28	1,270	1,321
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue (Westlake Chemical Corporation Project)	3.500%	11/1/32	3,640	3,523
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/25	1,580	1,609
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/26	2,000	2,060
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/27	2,810	2,935
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/28	1,945	2,033
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Insurance Guaranty Association Project)	5.000%	8/15/29	1,250	1,305
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue PUT	0.875%	2/1/25	34,245	33,768
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project)	4.150%	9/1/27	7,720	7,767
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	4.200%	9/1/28	4,360	4,407
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	4.200%	9/1/28	3,055	3,091
	Louisiana Offshore Terminal Authority Port, Airport & Marina Revenue (Loop LLC Project) PUT	4.200%	10/1/25	4,815	4,833
	Louisiana Offshore Terminal Authority Port, Airport & Marina Revenue (Loop LLC Project) PUT	4.200%	10/1/26	1,950	1,973
	Louisiana Public Facilities Authority College & University Revenue	5.000%	10/1/24	705	706
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	3,980	3,984
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	3,400	3,404
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project) PUT	5.000%	6/1/25	2,500	2,525
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/28	1,035	1,075
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/25	14,880	15,059

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.730%	8/1/24	18,950	18,950
	Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/25	4,005	4,061
[1]	Louisiana State Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.750%	8/1/24	6,865	6,865
[5]	Plaquemines Port Harbor & Terminal District Port, Airport & Marina Revenue	4.000%	3/15/25	4,075	4,077
[5]	Plaquemines Port Harbor & Terminal District Port, Airport & Marina Revenue	4.000%	3/15/25	2,500	2,501
[4]	Rapides Parish Consolidated School District No. 62 GO	5.000%	3/1/26	300	309
[4]	Rapides Parish Consolidated School District No. 62 GO	5.000%	3/1/27	350	367
[4]	Rapides Parish Consolidated School District No. 62 GO	5.000%	3/1/28	400	426
[4]	Shreveport LA GO	5.000%	3/1/25	500	504
[4]	Shreveport LA GO	5.000%	3/1/26	500	513
	Shreveport LA GO	5.000%	9/1/26	1,000	1,001
[4]	Shreveport LA GO	5.000%	3/1/27	1,000	1,039
[7]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/30	825	828
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.200%	7/1/26	2,945	2,850
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	7,610	7,389
	St. John Parish the Baptist LA Industrial Revenue PUT	4.050%	7/1/26	11,935	11,954
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	5.000%	2/1/27	1,035	1,066
					224,882
Maine (0.1%)
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,410	1,472
	Maine Municipal Bond Bank Miscellaneous Revenue	5.000%	11/1/24	1,200	1,206
	Maine Municipal Bond Bank Miscellaneous Revenue	5.000%	9/1/25	2,400	2,449
	Maine Municipal Bond Bank Miscellaneous Revenue	5.000%	9/1/26	1,500	1,560
	Maine Municipal Bond Bank Miscellaneous Revenue	5.000%	11/1/27	650	693
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.450%	11/15/27	3,910	3,919
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.500%	11/15/28	1,000	1,000
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.600%	11/15/29	1,300	1,307
					13,606
Maryland (1.6%)
[1,5]	Baltimore County MD Health, Hospital, Nursing Home Revenue TOB VRDO	3.960%	8/1/24	5,015	5,015
	Baltimore MD Miscellaneous Taxes Revenue	5.000%	9/1/24	1,480	1,480
	Baltimore MD Sewer Revenue	5.000%	7/1/31	2,500	2,512
[1]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.800%	6/1/25	125	123
	Baltimore MD Water Revenue	5.000%	7/1/30	1,000	1,005
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/27	1,425	1,486
[1]	Frederick County MD College & University Revenue	5.000%	9/1/27	925	935
[1,10]	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	1/1/26	13,845	13,859
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/24	150	150
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/27	5,000	5,000
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/26	375	381
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/27	550	564
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/31	570	595
	Maryland GO	4.000%	6/1/27	5,300	5,301
	Maryland GO	4.000%	8/1/27	2,180	2,180
	Maryland GO	4.000%	6/1/28	18,015	18,017
	Maryland GO	4.000%	6/1/29	9,160	9,161
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	140	140
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	300	301
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	115	117
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,060	1,089
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/27	1,250	1,292
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	525	546
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/25	4,325	4,355
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/27	5,170	5,370
[1,5]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.960%	8/1/24	12,570	12,570
[3]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.280%	3.890%	7/1/42	55,145	54,987
[1,3]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.540%	4.150%	7/1/41	18,715	18,715
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	3/1/25	1,850	1,871
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	3/1/26	1,000	1,032
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	3/1/27	355	372
[1]	Maryland Stadium Authority Lottery Revenue TOB VRDO	4.250%	8/1/24	10,275	10,275
	Maryland Stadium Authority Sports Entertainment Facilities Appropriations Revenue (Minor League Baseball Projects)	5.000%	6/15/25	6,835	6,945
	Maryland Stadium Authority Sports Entertainment Facilities Appropriations Revenue (Minor League Baseball Projects)	5.000%	6/15/26	7,265	7,525

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland Stadium Authority Sports Entertainment Facilities Appropriations Revenue (Minor League Baseball Projects)	5.000%	6/15/27	2,740	2,886
	Maryland Stadium Authority Sports Entertainment Facilities Appropriations Revenue (Minor League Baseball Projects)	5.000%	6/15/28	2,225	2,384
[10]	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue	0.800%	7/1/25	1,250	1,209
	Montgomery County MD GO	5.000%	11/1/26	1,000	1,004
	Montgomery County MD GO	4.000%	12/1/31	17,000	17,005
	Prince George's County MD GO	4.000%	7/1/27	7,080	7,205
	Prince George's County MD GO, Prere.	4.000%	9/3/24	2,890	2,892
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	750	752
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/25	705	708
					231,311
Massachusetts (1.4%)
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN	5.000%	6/15/26	2,975	2,979
	Commonwealth of Massachusetts GO	3.000%	9/1/27	2,000	1,980
	Commonwealth of Massachusetts GO	5.000%	7/1/28	5,155	5,346
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/28	2,350	2,353
	Fall River MA BAN GO	4.500%	1/30/25	8,361	8,414
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	2,610	2,661
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/26	3,425	3,562
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/27	1,755	1,861
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/25	800	809
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/26	210	213
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/26	240	236
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	1,425	1,454
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/27	220	224
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	525	540
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/28	655	636
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/28	1,350	1,388
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/29	340	328
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	1,000	1,028
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	425	444
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/30	1,555	1,563
	Massachusetts Development Finance Agency College & University Revenue (Williams College Project) PUT	0.450%	7/1/25	1,750	1,686
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	265	266
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	500	501
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	365	370
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	500	502
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	40	41
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,100	2,119
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	516
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	680	712
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	450	453
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,500	1,532
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	830	881
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/30/25	2,310	2,330
[1,5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue TOB VRDO	3.660%	8/1/24	1,330	1,330
[1,3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.600%	4.210%	7/1/49	6,075	6,074
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/24	1,105	1,106
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/26	2,225	2,273
[10]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	11/1/25	2,500	2,534
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/24	275	277
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	6/1/26	1,630	1,599
[10]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.300%	12/1/26	380	380
[10]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.350%	6/1/27	1,080	1,083
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	12/1/27	2,265	2,228
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/27	5,870	5,886
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.700%	6/1/28	23,205	23,415
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.050%	12/1/28	1,000	1,008
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	6/1/29	28,265	28,685
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.850%	6/1/25	2,800	2,749
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/28	2,045	2,047
[12]	Massachusetts State College Building Authority College & University Revenue	0.000%	5/1/25	7,615	7,425
	Massachusetts State College Building Authority College & University Revenue, Prere.	5.000%	5/1/25	1,515	1,538
	Minuteman Regional Vocational Technical School District BAN GO	5.250%	9/6/24	1,535	1,538
	Peabody MA BAN GO	4.500%	7/25/25	15,465	15,648

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Quincy MA BAN GO	5.000%	7/25/25	48,124	48,944
					207,695
Michigan (1.4%)
	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/25	765	778
	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/26	1,000	1,034
	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/27	500	525
	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/28	500	532
	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/29	500	538
[1,4]	Detroit Downtown Development Authority Tax Allocation Revenue TOB VRDO	3.810%	8/1/24	4,705	4,705
[1,4,13]	Detroit MI City School District GO TOB VRDO	3.740%	8/1/24	2,865	2,865
[1,4,13]	Detroit MI City School District GO TOB VRDO	3.770%	8/1/24	7,705	7,705
[1,4,13]	Detroit MI City School District GO TOB VRDO	3.770%	8/7/24	13,415	13,415
	Detroit MI GO	5.000%	4/1/26	1,265	1,300
	Detroit MI GO	5.000%	4/1/27	1,700	1,775
	Detroit MI GO	5.000%	4/1/29	1,000	1,054
	Detroit MI GO	5.000%	4/1/32	500	543
[7]	Eastern Michigan University College & University Revenue	5.000%	3/1/25	500	505
[7]	Eastern Michigan University College & University Revenue	5.000%	3/1/26	250	257
[7]	Eastern Michigan University College & University Revenue	3.250%	3/1/35	115	108
[4]	Grand Rapids Public Schools GO	5.000%	5/1/25	1,100	1,115
[1]	Great Lakes Water Authority Sewage Disposal System Sewer Revenue TOB VRDO	3.710%	8/1/24	4,240	4,240
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/30	1,100	1,138
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/29	2,000	2,078
	Lansing Board of Water & Light Water Revenue	5.000%	7/1/31	1,250	1,318
	Macomb MI Intermediate School District GO	5.000%	5/1/25	340	345
	Macomb MI Intermediate School District GO	5.000%	5/1/26	825	853
	Macomb MI Intermediate School District GO	5.000%	5/1/27	610	642
	Macomb MI Intermediate School District GO	5.000%	5/1/28	1,185	1,267
	Macomb MI Intermediate School District GO	5.000%	5/1/29	670	728
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/24	310	310
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/25	225	229
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,315	1,321
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	500	510
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,000	1,041
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/27	2,005	2,041
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/29	1,950	1,984
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/25	5,305	5,348
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.750%	5/15/26	2,725	2,730
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/16/26	7,195	7,404
[1,5]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.660%	8/1/24	3,645	3,645
[1]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.710%	8/7/24	2,500	2,500
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/24	1,160	1,165
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/25	1,215	1,242
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	600	600
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	1,095	1,110
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	1,120	1,135
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	1,150	1,166
[3]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.850%	4.460%	12/1/39	17,850	17,852
[3]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.900%	4.510%	12/1/39	3,500	3,508
	Michigan Finance Authority Intergovernmental Agreement Revenue (Local Government Loan Program)	4.500%	10/1/29	7,755	7,759
[1,7]	Michigan Finance Authority Intergovernmental Agreement Revenue TOB VRDO	4.250%	8/1/24	21,600	21,600
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/31	2,170	2,175
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/33	1,300	1,303
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/34	1,665	1,669
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	340	348
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/25	740	750
[1]	Michigan State Building Authority Lease (Non-Terminable) Revenue TOB VRDO	3.660%	8/1/24	3,995	3,995
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	2,000	2,024
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	0.650%	10/1/24	765	761
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	0.550%	4/1/25	25	24
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.750%	4/1/27	6,305	6,305
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Beacon Hill Apartments Project) PUT	5.000%	2/1/25	11,529	11,589
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Clark Road Family Apartments) PUT	4.500%	4/1/26	1,175	1,189
[10]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/25	9,000	9,079
[10]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	5/1/26	6,311	6,482
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.625%	4/1/27	3,875	3,891

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Strategic Fund Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	440	451
[1,13]	Pontiac School District GO TOB VRDO	3.760%	8/1/24	8,500	8,500
	University of Oakland College & University Revenue	5.000%	3/1/27	1,000	1,000
	Wayne State University College & University Revenue	5.000%	11/15/30	1,130	1,135
					200,233
Minnesota (1.4%)
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/25	400	392
	Duluth Independent School District No. 709 COP	4.000%	2/1/27	600	605
	Hennepin County MN GO VRDO	3.550%	8/1/24	8,340	8,340
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	1,300	1,324
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/30	850	872
	Minneapolis MN GO	5.500%	12/1/26	3,055	3,231
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,190	1,205
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	3,665	3,706
	Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	14,180	15,059
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,420	1,445
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,000	1,045
	Minnesota (State Office Building Project) COP	5.000%	11/1/25	12,545	12,838
	Minnesota (State Office Building Project) COP	5.000%	11/1/26	14,975	15,665
	Minnesota (State Office Building Project) COP	5.000%	11/1/27	15,745	16,800
	Minnesota GO	5.000%	8/1/26	1,470	1,531
	Minnesota Higher Education Facilities Authority College & University Revenue PUT	5.000%	10/1/27	1,000	1,041
	Minnesota Higher Education Facilities Authority College & University Revenue PUT	5.000%	10/1/29	1,000	1,063
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/24	1,950	1,954
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	6/1/25	665	668
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/25	4,500	4,537
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/26	300	304
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/27	550	559
	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/27	38,830	39,183
[3]	Minnesota Municipal Gas Agency Natural Gas Revenue, 67% of SOFR + 1.000%	4.571%	12/1/52	45,000	45,029
	Minnesota Rural Water Finance Authority Inc. Intergovernmental Agreement Revenue (Public Projects)	4.375%	4/1/25	7,500	7,503
	Northern Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/26	800	820
	Northern Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/27	800	833
	Northern Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/28	650	689
	Shakopee Independent School District No. 720 GO	0.000%	2/1/28	3,950	3,473
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	1,785	1,838
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	1,745	1,799
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,495	3,528
[1,5]	St. Paul Minnesota Housing & Redevelopment Authority Local or Guaranteed Housing Revenue TOB VRDO	4.270%	8/1/24	4,700	4,700
	University of Minnesota College & University Revenue	5.000%	8/1/28	1,225	1,248
					204,827
Mississippi (0.6%)
	Lowndes County MS Industrial Revenue PUT	2.650%	4/1/27	9,155	8,901
	Mississippi Business Finance Corp. Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.700%	9/1/26	1,625	1,501
	Mississippi Business Finance Corp. Water Revenue	3.200%	9/1/28	1,000	985
	Mississippi Development Bank Special Obligation Revenue	2.000%	9/1/24	2,500	2,496
	Mississippi Development Bank Special Obligation Revenue	5.000%	8/1/25	1,015	1,032
	Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/26	1,000	1,027
	Mississippi Development Bank Special Obligation Revenue	5.000%	8/1/26	2,020	2,086
[1]	Mississippi Development Bank Special Obligation Revenue Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	390	390
[1]	Mississippi Development Bank Special Obligation Revenue Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	990	993
[1]	Mississippi Development Bank Special Obligation Revenue Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	425	429
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/24	1,000	1,003
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/25	1,010	1,030
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/26	1,000	1,033
	Mississippi GO	5.000%	10/1/28	1,155	1,225
	Mississippi Home Corp. Local or Guaranteed Housing Revenue (Brookville Gardens Project) PUT	5.000%	5/1/25	5,705	5,743
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/25	1,105	1,111
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.125%	8/28/24	30,000	30,021
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/25	18,935	19,122
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	4,555	4,723
					84,851
Missouri (1.0%)
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	3,030	3,030
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	555	543
	Branson IDA Lease Tax Allocation Revenue	4.000%	11/1/26	750	741
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	875	914
	Franklin County MO COP	3.000%	11/1/24	440	439

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/27	1,500	1,507
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/28	5,500	5,521
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/29	4,000	4,013
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	1,670	1,673
[2]	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	725	743
[2]	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	1,060	1,104
[2]	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	1,170	1,236
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/25	500	510
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/26	650	674
	Kansas City Planned Industrial Expansion Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/27	2,445	2,533
	Missouri Development Finance Board Intergovernmental Agreement Revenue	5.000%	6/1/26	2,415	2,474
[1]	Missouri Development Finance Board Intergovernmental Agreement Revenue TOB VRDO	3.760%	8/1/24	4,315	4,315
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/24	505	506
[1]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	3.660%	8/1/24	5,255	5,255
[1,7]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	3.720%	8/1/24	2,000	2,000
[1]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	3.760%	8/1/24	8,115	8,115
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	285	286
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	450	454
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,900	1,961
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	2,500	2,506
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/25	500	503
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/26	500	509
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/28	915	954
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	5/1/26	24,795	25,048
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/28	10,120	10,759
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/28	7,820	8,269
[1]	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.760%	8/1/24	5,855	5,855
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Green Bonds)	5.000%	12/1/24	305	307
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Green Bonds)	5.000%	12/1/25	360	368
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Green Bonds)	5.000%	12/1/26	210	219
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Green Bonds)	5.000%	12/1/27	330	350
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Green Bonds)	5.000%	12/1/28	680	732
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/25	2,630	2,646
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/30	1,455	1,462
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/33	5,500	5,523
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/26	3,865	3,914
	Springfield MO Public Multiple Utility Revenue	4.000%	8/1/35	10,000	9,820
	Springfield MO Public Utility Multiple Utility Revenue	4.000%	8/1/31	2,500	2,502
	Springfield MO Special Obligation Revenue	4.000%	5/1/27	700	700
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	1,000	1,004
[10]	St. Louis Missouri City IDA Local or Guaranteed Housing Revenue PUT	5.000%	2/1/25	7,571	7,607
[1,8]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/25	1,530	1,476
[1,8]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/26	1,190	1,105
[1,8]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/25	1,325	1,279
[1,8]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/26	1,030	957
	St. Louis School District (Direct Deposit Program) GO	4.000%	4/1/26	2,550	2,584
	University of Missouri of Curators College & University Revenue	4.000%	11/1/30	3,000	3,001
	University of Missouri of Curators College & University Revenue	4.000%	11/1/33	1,500	1,497
					154,003
Montana (0.1%)
	Forsyth MT Industrial Revenue	3.875%	7/1/28	9,485	9,585
[10]	Montana Board of Housing Local or Guaranteed Housing Revenue (South Forty Apartments Project) PUT	5.000%	5/1/25	2,445	2,462
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	655	658
					12,705
Multiple States (4.7%)
[1,3,14]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 0.230%	5.688%	6/15/35	5,580	5,580
[1]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	3.670%	8/1/24	120,000	120,000
[1]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	3.670%	8/1/24	75,000	75,000
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	4.060%	8/1/24	55,315	55,315
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	4.060%	8/1/24	103,700	103,700
[1]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	3.720%	8/1/24	183,500	183,500
	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	4.060%	8/1/24	110,740	110,740
[1]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	4.060%	8/1/24	22,100	22,100

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	4.060%	8/1/24	24,700	24,700
					700,635
Nebraska (0.5%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/26	3,000	3,079
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/28	200	209
	Central Plains Energy Project Natural Gas Revenue PUT	2.500%	8/1/25	955	939
	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	28,100	28,152
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	175	178
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/25	1,100	1,115
[3]	Douglas County NE College & University Revenue (Creighton University Project), SIFMA Municipal Swap Index Yield + 0.530%	4.140%	7/1/35	9,290	9,231
	Gretna Public Schools GO	5.000%	12/15/27	2,550	2,613
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue VRDO	3.610%	8/7/24	3,600	3,600
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	7/1/28	4,375	4,665
	Omaha NE GO	6.000%	4/15/25	1,930	1,970
	Omaha NE GO	5.000%	4/15/26	2,165	2,239
	Omaha NE GO	5.000%	4/15/27	1,100	1,160
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/25	1,275	1,288
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/25	2,530	2,555
[2]	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/26	765	789
[2]	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/26	4,605	4,747
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/27	2,000	2,103
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/27	3,000	3,154
[2]	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/27	1,255	1,319
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/26	1,385	1,395
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/30	1,310	1,318
					77,818
Nevada (0.4%)
	Carson City NV Health, Hospital, Nursing Home Revenue (Carson Tahoe Regional Healthcare Project)	5.000%	9/1/25	725	734
	Carson City NV Health, Hospital, Nursing Home Revenue (Carson Tahoe Regional Healthcare Project)	5.000%	9/1/27	605	625
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/29	1,000	1,002
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/33	1,000	1,002
[2]	Clark County NV GO	5.000%	7/1/27	2,610	2,764
[2]	Clark County NV GO	5.000%	7/1/28	1,020	1,100
	Clark County NV GO	4.000%	11/1/34	1,275	1,277
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/25	1,250	1,273
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/26	1,350	1,400
[4]	Clark County School District GO	5.000%	6/15/25	6,940	7,063
	Clark NV Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/26	795	792
	Humboldt County NV Electric Power & Light Revenue (Sierra Pacific Power Company Projects)	3.550%	10/1/29	3,240	3,245
	Humboldt County NV Electric Power & Light Revenue (Sierra Pacific Power Company Projects)	3.550%	10/1/29	4,000	4,005
	Humboldt County NV Industrial Revenue (Idaho Power Co. Project)	1.450%	12/1/24	6,300	6,242
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/27	600	633
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	2,000	2,063
[1]	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue TOB VRDO	3.690%	8/1/24	5,500	5,500
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.000%	6/1/26	225	215
	Nevada GO	4.000%	2/1/29	1,760	1,764
[10]	Nevada Housing Division Local or Guaranteed Housing Revenue PUT	5.000%	12/1/24	1,385	1,392
	Nevada Housing Division Local or Guaranteed Housing Revenue PUT	5.000%	10/1/25	6,678	6,750
	Nevada System of Higher Education College & University Revenue	4.000%	7/1/32	3,765	3,768
[1]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/25	230	232
	Reno Redevelopment Agency Tax Allocation Revenue	5.000%	6/1/27	1,155	1,154
	Washoe County NV Electric Power & Light Revenue PUT (Sierra Pacific Power Company Projects)	3.625%	10/1/29	2,000	2,001
					57,996
New Hampshire (0.1%)
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/25	885	904
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	765	763
[1]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.625%	12/15/33	1,500	1,537
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Caldwell Ranch Project)	4.875%	12/1/33	1,500	1,500
[2]	New Hampshire Health and Education Facilities Authority Act College & University Revenue PUT	3.300%	8/1/27	1,790	1,790
[2]	New Hampshire Health and Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/27	1,850	1,849
[2]	New Hampshire Health and Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/27	1,830	1,830
[2]	New Hampshire Health and Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/27	1,830	1,830
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	580	580
[10]	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	0.300%	10/1/24	1,250	1,243
[10]	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	3.800%	7/1/26	1,250	1,263
[10]	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	3.850%	1/1/27	900	910
					15,999

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey (3.9%)
[4]	Atlantic City NJ GO	4.000%	11/1/24	2,402	2,404
[4]	Atlantic City NJ GO	4.000%	11/1/25	2,405	2,405
	Belleville Township NJ BAN GO	5.000%	7/8/25	7,461	7,542
	Bergen County Improvement Authority Intergovernmental Agreement Revenue	4.500%	5/28/25	52,395	52,853
	Bergen County NJ GO	2.000%	6/1/25	460	453
	Borough of Seaside Heights NJ BAN GO	4.000%	3/26/25	1,610	1,614
	Camden County Improvement Authority Local or Guaranteed Housing Revenue PUT	5.000%	3/1/26	2,500	2,561
[4]	Clifton Board of Education GO	2.000%	8/15/27	1,915	1,812
	Cranford Township NJ BAN GO	5.000%	8/22/24	3,100	3,102
	Dennis Township NJ BAN GO	4.000%	3/12/25	1,680	1,685
	East Orange NJ GO	5.250%	10/18/24	12,025	12,070
[1]	Essex County Improvement Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	4.000%	7/15/27	400	399
[1]	Essex County Improvement Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	4.000%	7/15/29	430	427
	Fanwood Borough NJ GO	4.250%	2/28/25	3,801	3,817
[4]	Gloucester County Improvement Authority College & University Revenue (Rowan University General Capital Improvement Project)	5.000%	11/1/28	1,015	1,055
[4]	Gloucester County Improvement Authority College & University Revenue (Rowan University General Capital Improvement Project)	5.000%	11/1/29	1,285	1,336
	Gloucester Township NJ GO	4.000%	7/23/25	13,710	13,766
	Gloucester Township NJ GO	4.250%	7/23/25	1,079	1,086
	Hamilton Township NJ BAN GO	5.000%	5/14/25	7,577	7,670
	Hudson County Improvement Authority Intergovernmental Agreement Revenue (Local Unit Loan Program)	4.500%	7/11/25	12,085	12,230
	Jersey City Municipal Utilities Authority Sewer Revenue (Sewer Project)	5.000%	5/1/25	2,955	2,985
	Jersey City Municipal Utilities Authority Water Revenue (New Jersey Water Project Notes)	5.000%	5/1/25	1,350	1,364
	Lawrence Township NJ/Mercer County BAN GO	4.500%	9/19/24	3,063	3,066
[8]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/24	3,160	3,166
[4]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	3,585	3,589
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	675	675
[9]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/25	2,560	2,593
	New Jersey Economic Development Authority Appropriations Revenue	4.250%	6/15/26	4,555	4,591
[12]	New Jersey Economic Development Authority Appropriations Revenue	0.000%	7/1/26	1,250	1,163
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/27	1,740	1,766
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/27	6,120	6,397
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/28	5,780	6,038
	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/29	1,035	1,002
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	5,000	5,311
[3]	New Jersey Economic Development Authority Appropriations Revenue, SIFMA Municipal Swap Index Yield + 1.250%	4.860%	9/1/25	6,625	6,631
[1]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/24	11,400	11,419
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/25	14,850	15,007
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/26	35,820	36,885
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/26	2,500	2,588
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/27	3,000	3,163
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/28	7,750	8,267
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/26	11,500	11,989
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.000%	11/1/24	825	829
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.000%	11/1/26	1,100	1,147
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.000%	11/1/28	1,600	1,724
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/25	500	501
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/28	10,000	10,013
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	1,230	1,248
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	1,110	1,159
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	100	103
[7]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	1,840	1,896
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/25	675	689
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/26	870	902
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue (Higher Education Equipment Leasing Fund Program)	5.000%	9/1/25	1,655	1,688
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue (Higher Education Equipment Leasing Fund Program)	5.000%	9/1/27	1,500	1,583
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	395	396
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	435	439
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	3,380	3,408
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	455	464
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,530	3,591
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,000	2,037
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,445	1,519

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	480	495
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,680	3,774
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	500	521
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	530	558
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	555	589
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	625	645
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/43	1,000	1,001
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/25	1,560	1,583
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/24	3,000	3,007
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/25	1,535	1,566
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/26	1,865	1,930
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/28	1,850	1,971
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/29	1,350	1,456
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/30	3,000	3,272
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Marlboro Psychiatric Hospital Project)	5.000%	9/15/24	1,295	1,298
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Marlboro Psychiatric Hospital Project)	5.000%	9/15/27	2,555	2,686
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Marlboro Psychiatric Hospital Project)	5.000%	9/15/30	1,115	1,216
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Marlboro Psychiatric Hospital Project)	5.000%	9/15/33	1,000	1,000
	New Jersey Health Care Facilities Financing Authority Lease Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/27	5,520	5,523
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/24	3,500	3,462
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.900%	11/1/25	2,500	2,391
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue (New Irvine Turner Apartments Project)	3.670%	2/1/26	1,585	1,584
[3]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 1.200%	4.810%	5/1/48	7,185	7,226
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/24	1,020	1,021
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/24	360	355
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/24	290	286
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	5,320	5,356
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	500	477
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/26	1,000	1,036
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	865	798
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	8,875	8,183
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	1,280	1,350
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	1,000	891
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	2,500	2,223
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	6,015	6,207
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	1,065	1,099
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	1,470	1,575
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	710	609
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	16,710	17,217
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	7,335	7,542
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	1,550	1,593
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	1,000	1,027
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/32	2,000	2,011
[1,5,8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue TOB VRDO	3.680%	8/1/24	8,677	8,677
[8,12]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	225	222
[8,12]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/26	1,590	1,470
[7]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/27	1,000	892
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	2,435	2,437
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	4,000	4,195
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	17,500	18,695
	Newark NJ BAN GO	5.000%	9/27/24	1,000	1,001
[4]	Newark NJ GO	5.000%	10/1/25	600	610
	North Bergen Township NJ GO	4.500%	4/22/25	1,561	1,571
	North Brunswick Township NJ BAN GO	4.750%	8/9/24	4,750	4,751
	Orange Township NJ BAN GO	4.250%	3/20/25	5,385	5,408
	Orange Township NJ BAN GO	4.750%	5/29/25	4,808	4,857
	Somerville Borough NJ BAN GO	4.000%	1/28/25	2,197	2,202
	South Orange & Maplewood School District GO	2.000%	11/1/24	840	836

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southampton Township NJ BAN GO	4.500%	3/19/25	1,198	1,204
	Tewksbury Township NJ BAN GO	4.500%	5/12/25	2,249	2,270
	Township of Logan NJ BAN GO	5.000%	10/17/24	17,618	17,673
	Township of Woodbridge NJ BAN GO	5.000%	10/11/24	66,852	67,041
	Trenton NJ GO	4.500%	5/29/25	14,825	14,937
	Winslow Township NJ BAN GO	5.000%	9/12/24	4,426	4,432
					580,269
New Mexico (0.8%)
	Farmington NM Electric Power & Light Revenue (Public Service Company of New Mexico San Jaun Project) PUT	0.875%	10/1/26	3,070	2,859
	Farmington NM Electric Power & Light Revenue (Public Service Company of New Mexico San Jaun Project) PUT	3.875%	6/1/29	2,305	2,336
	Farmington NM Industrial Revenue	1.800%	4/1/29	4,545	4,081
	Farmington NM Industrial Revenue (Corners Project)	1.800%	4/1/29	10,000	8,979
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/29	2,435	2,468
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/29	2,955	2,994
	Farmington NM Industrial Revenue PUT	3.900%	6/1/28	7,900	8,004
	New Mexico Finance Authority Intergovernmental Agreement Revenue (Senior Lien Public Project)	5.000%	6/1/25	4,000	4,067
	New Mexico Finance Authority Intergovernmental Agreement Revenue (Senior Lien Public Project)	5.000%	6/1/26	1,000	1,037
	New Mexico Finance Authority Intergovernmental Agreement Revenue (Senior Lien Public Project)	5.000%	6/1/27	1,750	1,854
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	500	505
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	16,810	17,059
[1,5]	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue TOB VRDO	3.960%	8/1/24	6,100	6,100
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/25	300	306
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	50,585	51,072
[1]	Winrock Town Center Tax Increment Development District No. 1 Tax Allocation Revenue	3.750%	5/1/28	1,495	1,470
					115,191
New York (11.3%)
[1]	ABAG Nonprofit Corp. Finance Authority Miscellaneous Revenue TOB VRDO	4.300%	8/1/24	84,900	84,900
	Albany NY GO	4.500%	3/21/25	1,860	1,873
	Auburn NY BAN GO	4.750%	8/15/24	1,750	1,751
	Bath Central School District BAN GO	4.250%	6/27/25	12,600	12,675
	Binghamton NY BAN GO	4.000%	4/11/25	29,584	29,651
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/26	1,000	1,029
[4]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,600	1,614
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.500%	7/1/26	705	691
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,590	1,610
	Cazenovia Central School District GO	4.500%	7/11/25	8,303	8,393
	Champlain Fire District BAN GO	4.250%	12/16/24	2,245	2,247
	Chemung County NY BAN GO	4.250%	8/29/24	22,500	22,508
	Chenango Forks Central School District	4.500%	6/27/25	17,235	17,401
	Chittenango Central School District BAN GO	4.500%	7/11/25	1,663	1,681
	Chittenango Central School District BAN GO	4.500%	7/11/25	17,500	17,683
	Cortland Enlarged City School District BAN GO	4.500%	7/11/25	16,570	16,708
	Cortland NY BAN GO	5.000%	11/8/24	14,433	14,471
	Cortland NY BAN GO	4.500%	5/16/25	3,400	3,417
	Cutchogue Fire District BAN GO	4.500%	5/7/25	6,250	6,286
	Depew Union Free School District BAN GO	5.000%	11/1/24	13,600	13,650
[1]	Deutsche Bank Spears/Lifers Trust Revenue TOB VRDO	4.300%	8/1/24	38,000	38,000
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	508
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,700	1,731
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,150	1,171
	Endicott NY BAN GO	5.250%	4/18/25	1,155	1,166
	Frankfort NY BAN GO	4.500%	3/19/25	2,750	2,752
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	235	236
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	600	616
[2]	Greenport NY GO	4.500%	8/1/25	1,000	1,008
	Hempstead Union Free School District BAN GO	4.500%	7/10/25	48,100	48,601
	Hempstead Union Free School District GO	4.500%	6/30/25	12,005	12,126
	Ithaca NY BAN GO	4.000%	2/14/25	4,015	4,021
	Ithaca NY BAN GO	4.500%	2/14/25	11,110	11,148
	Ithaca NY BAN GO	4.500%	7/18/25	2,969	2,996
	Johnson City NY BAN GO	5.250%	9/27/24	1,977	1,981
	Lloyd NY BAN GO	4.500%	2/7/25	1,221	1,226
	Long Island Power Authority Electric Power & Light Revenue	1.000%	9/1/25	20,400	19,684
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/35	6,100	6,107
	Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	9/1/24	46,960	46,858
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	29,950	28,958
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	19,550	18,540

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Long Island Power Authority Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.450%	4.060%	9/1/38	49,400	49,201
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/24	5,670	5,685
	Metropolitan Transportation Authority Special Tax Revenue	5.000%	11/15/27	750	802
	Metropolitan Transportation Authority Special Tax Revenue	5.000%	11/15/28	750	816
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,120	1,125
[8]	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/24	5,320	5,348
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	5,780	6,015
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/27	1,130	1,007
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	500	528
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	3,950	4,027
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/28	6,760	6,913
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/29	3,275	2,710
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,130	1,151
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	3,000	3,112
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	1,000	1,003
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	5,775	5,794
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	1,775	1,803
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	5,070	5,084
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	19,000	19,069
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	24,905	24,995
[1,4]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	3.730%	8/1/24	20,000	20,000
[1,4]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	3.730%	8/1/24	3,600	3,600
[1,4]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	3.730%	8/1/24	2,700	2,700
[1,4]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	3.730%	8/1/24	2,840	2,840
[1,7]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	3.730%	8/1/24	5,000	5,000
[1]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	3.930%	8/1/24	7,150	7,150
[3,4]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.800%	4.371%	11/1/32	3,000	3,000
[3]	Metropolitan Transportation Authority Transit Revenue, SIFMA Municipal Swap Index Yield + 0.430%	4.040%	11/1/31	9,500	9,476
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/27	2,000	2,086
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/27	2,000	2,088
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/24	1,265	1,269
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/25	450	456
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/26	750	770
	New Paltz NY GO	4.500%	7/18/25	1,200	1,210
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/25	13,240	12,882
[10]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.600%	7/1/25	28,500	27,658
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	7/1/25	4,890	4,735
[10]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.900%	1/1/26	16,550	15,726
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.950%	2/1/26	360	356
[10]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/26	4,500	4,482
[10]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/26	11,705	11,661
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	12/30/27	18,000	18,053
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.800%	1/3/28	2,000	2,019
[10]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.625%	7/1/28	21,165	21,278
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	7/3/28	12,000	12,146
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	4.300%	11/1/28	4,845	4,962
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.600%	5/1/29	70,855	71,023
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	2,440	2,552
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	1,495	1,516
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/26	1,680	1,688
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	3,195	3,267
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/29	1,765	1,813
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/30	1,000	1,005
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	6,715	6,819
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	6,845	6,877
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue PUT TOB	3.760%	8/1/24	7,335	7,335
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/33	5,000	5,039
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/25	1,930	1,980
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/26	1,000	1,036
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/26	14,500	15,152
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/27	1,000	1,056
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/27	21,850	23,293
	New York City Transitional Finance Authority Income Tax Revenue, ETM	5.000%	5/1/26	120	124
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/25	805	767
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/26	1,250	1,145
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/27	800	815
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/28	1,975	1,668

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue TOB VRDO	3.910%	8/1/24	5,200	5,200
	New York NY GO	5.000%	8/1/25	1,500	1,503
	New York NY GO	5.000%	8/1/25	2,000	2,039
	New York NY GO	5.000%	8/1/25	1,875	1,912
	New York NY GO	5.000%	8/1/25	5,480	5,588
	New York NY GO	5.000%	3/1/26	2,250	2,256
	New York NY GO	5.000%	8/1/27	1,250	1,322
	New York NY GO	5.000%	8/1/27	1,300	1,375
	New York NY GO	5.000%	8/1/28	4,500	4,572
	New York NY GO	5.000%	8/1/28	1,900	1,948
	New York NY GO	5.000%	8/1/28	1,285	1,287
	New York NY GO	5.000%	8/1/29	970	971
	New York NY GO	5.000%	8/1/30	1,555	1,590
	New York NY GO	5.000%	8/1/30	5,000	5,038
	New York NY GO	5.000%	8/1/30	1,000	1,008
	New York NY GO	5.000%	8/1/31	3,235	3,239
	New York NY GO	5.000%	8/1/32	3,000	3,086
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	1,295	1,310
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	100	103
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/27	350	366
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	100	105
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/28	350	371
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	1,125	1,181
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	100	106
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/29	500	536
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	1,300	1,300
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,000	1,016
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	1,000	1,024
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/30	1,230	1,242
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,480	3,488
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/26	6,130	6,238
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	1.800%	11/1/28	13,000	12,055
[1,4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.760%	8/1/24	11,800	11,800
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	1,000	1,033
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	1,010	1,044
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	320	357
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/31	375	424
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/27	1,000	1,002
[7]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/29	1,975	2,016
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	5,000	5,084
	New York State Energy Research & Development Authority Electric Power & Light Revenue (New York Electric & Gas Corp. Project)	3.500%	10/1/29	1,020	1,000
	New York State Environmental Facilities Corp. Water Revenue	4.000%	9/15/34	3,375	3,348
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.550%	11/1/24	8,160	8,096
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.700%	11/1/24	4,000	3,956
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.600%	11/1/24	3,845	3,826
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	5/1/25	1,860	1,812
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.950%	5/1/25	4,825	4,697
[10]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/25	9,175	8,797
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.100%	5/1/26	1,830	1,718
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/25	6,190	5,965
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/25	1,710	1,648
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.700%	11/1/25	2,660	2,548
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.000%	11/1/26	2,885	2,695
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.000%	11/1/26	3,145	2,938
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.100%	5/1/27	22,300	20,516
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	14,945	14,464
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	10,605	10,264
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/27	3,240	3,248
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/27	5,600	5,613
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/27	2,000	2,008
[10]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.850%	5/1/27	28,410	28,427
[10]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	56,170	55,777
[10]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	7,465	7,413
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.350%	5/1/28	7,510	7,511
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.875%	5/1/28	1,035	1,043
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.650%	11/1/28	3,045	3,054
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.500%	11/1/28	55,000	55,834

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	5/1/29	4,000	3,992
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/29	8,250	8,278
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	11/1/29	22,000	22,000
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.750%	11/1/29	3,630	3,633
[10]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	5/1/62	2,405	2,405
[1]	New York State Housing Finance agency Local or Guaranteed Housing Revenue TOB VRDO	3.960%	8/1/24	22,500	22,500
[1]	New York State Housing Finance Agency Revenue TOB VRDO	4.400%	8/1/24	9,090	9,090
	New York State Thruway Authority Highway Revenue	5.000%	1/1/28	1,500	1,510
	New York State Thruway Authority Highway Revenue	5.000%	1/1/30	1,135	1,142
	New York State Thruway Authority Highway Revenue	5.000%	1/1/32	2,575	2,591
[1]	New York State Thruway Authority Highway Revenue TOB VRDO	3.760%	8/1/24	2,925	2,925
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	2,985	3,037
	New York State Urban Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/25	15,000	15,187
[1,5]	Niagara Country Industrial Development Agency Multi Family Housing Local or Guaranteed Housing Revenue TOB VRDO	4.270%	8/1/24	7,600	7,600
[1,5]	Niagara Country Industrial Development Agency Multi Family Housing Local or Guaranteed Housing Revenue TOB VRDO	4.270%	8/1/24	10,100	10,100
	Niagara Falls City School District BAN GO	4.500%	7/10/25	10,423	10,524
	Ogdensburg NY BAN GO	4.500%	3/7/25	1,557	1,562
	Plattsburgh NY BAN GO	4.750%	11/15/24	18,775	18,829
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/25	21,160	21,740
	Sachem Central School District GO	4.000%	10/15/26	3,250	3,251
	Skaneateles NY BAN GO	4.250%	6/13/25	3,471	3,493
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/29	100	103
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,000	1,011
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	1,000	1,024
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	6,760	7,187
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	5.000%	11/15/25	16,790	17,197
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/26	8,165	7,866
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	5.000%	5/15/26	18,885	19,400
[1]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB VRDO	3.660%	8/1/24	8,387	8,387
[3]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue, 67% of SOFR + 1.050%	4.621%	4/1/26	5,850	5,851
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/24	1,500	1,502
	Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/25	2,630	2,666
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	8/1/27	1,000	1,023
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/27	500	520
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/28	2,000	2,081
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/31	3,980	4,131
	Tupper Lake Central School District BAN GO	4.500%	6/27/25	6,200	6,248
	Utica NY BAN GO	4.500%	1/24/25	10,000	10,045
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/26	2,565	2,582
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/27	1,230	1,251
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/27	650	667
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/28	3,000	3,119
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/33	5,000	5,112
	Vails Gate Fire District BAN GO	4.000%	3/28/25	5,500	5,505
	Valley Stream NY BAN GO	4.500%	5/9/25	2,935	2,952
	Waterloo Central School District BAN GO	4.500%	6/27/25	3,315	3,341
	Wellsville Central NY School District GO	4.250%	6/27/25	3,355	3,374
	Westhill Central School District BAN GO	4.250%	6/26/25	2,890	2,911
					1,677,230
North Carolina (1.4%)
	Asheville Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	11/1/25	1,475	1,504
[2]	Charlotte NC GO	5.000%	7/1/26	2,410	2,506
[2]	Charlotte NC GO	5.000%	7/1/27	2,635	2,796
[2]	Charlotte NC GO	5.000%	7/1/28	4,000	4,326
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/30	1,875	1,904
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/2/24	3,490	3,509
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	0.800%	10/31/25	4,500	4,362
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	3.450%	10/31/25	5,455	5,464
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	3.625%	6/15/27	3,680	3,667
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/28	5,550	5,932
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	1.950%	11/1/29	1,960	1,761
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	3.610%	8/1/24	17,550	17,550
	Columbus County Industrial Facilities & Pollution Control Financing Authority Industrial Revenue PUT	2.000%	10/1/24	825	821
	Columbus County Industrial Facilities & Pollution Control Financing Authority Industrial Revenue PUT	2.000%	10/1/24	850	846
[10]	Inlivian Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	9,380	9,510
	Inlivian Local or Guaranteed Housing Revenue PUT	5.000%	10/1/26	8,159	8,381
	Inlivian Local or Guaranteed Housing Revenue PUT	4.750%	3/1/27	9,714	9,910

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mecklenburg County NC GO	4.000%	4/1/29	5,000	5,088
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	2,680	2,846
	North Carolina Appropriations Revenue	5.000%	5/1/26	11,250	11,267
	North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	6/1/28	900	906
	North Carolina Capital Facilities Finance Agency Resource Recovery Revenue (Republic Services Inc. Project) PUT	3.900%	7/1/34	10,000	10,000
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/28	7,150	7,218
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	1.800%	7/1/26	1,095	1,042
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	4/1/28	1,915	2,017
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	3/1/25	135	135
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	210	210
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	2.300%	9/1/25	495	485
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/25	735	734
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	850	851
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	120	121
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	215	217
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/26	3,855	3,946
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	2.550%	6/1/26	13,800	13,581
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue VRDO	3.610%	8/7/24	295	295
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/28	5,000	5,117
	Raleigh Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/26	4,880	5,006
	Salisbury NC Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	2,305	2,371
[3]	University of North Carolina at Chapel Hill College & University Revenue, 67% of SOFR + 0.650%	4.221%	12/1/41	32,100	32,115
[3]	University of North Carolina at Chapel Hill College & University Revenue, 67% of SOFR + 0.650%	4.221%	12/1/41	6,550	6,553
	Wake County Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/27	6,677	6,908
	Wake County NC GO	5.000%	3/1/25	5,000	5,060
					208,838
North Dakota (0.1%)
	Cass County Joint Water Resource District Intergovernmental Agreement Revenue	3.450%	4/1/27	11,140	11,208
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	125	125
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	160	161
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	415	420
[4]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	200	207
[4]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	250	263
[4]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	250	265
	North Dakota Public Finance Authority Appropriations Revenue (Capital Fing Program)	5.000%	6/1/32	780	789
	North Dakota Public Finance Authority Intergovernmental Agreement Revenue (Capital Financing Program)	4.000%	6/1/32	1,450	1,450
	North Dakota Public Finance Authority Water Revenue (St. Revolving Fund Program)	5.000%	10/1/31	1,020	1,022
					15,910
Ohio (2.0%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	325	327
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	505	513
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	250	255
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	570	585
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,725	1,796
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,825	1,934
	Akron OH Income Tax Revenue	5.000%	12/1/31	1,000	1,005
	Allen County OH Hospital Facilities Revenue Health, Hospital, Nursing Home Revenue PUT	5.000%	8/3/27	20,000	20,843
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/28	6,055	6,466
	American Municipal Power Inc. Electric Power & Light Revenue PUT	1.000%	8/15/24	7,900	7,893
	Bedford City School District GO	4.625%	3/6/25	1,625	1,635
	Blue Ash OH BAN GO	4.000%	3/26/25	3,990	4,000
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,225	1,271
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	6,000	6,486
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,000	1,001
	Centerville OH BAN GO	4.250%	4/9/25	1,200	1,205
	Cincinnati OH Water System Water Revenue	5.000%	12/1/25	1,020	1,048
[4]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/27	590	593
	Cleveland OH GO	2.000%	12/1/24	350	348
	Cleveland OH GO	2.000%	12/1/26	500	482
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Project)	5.000%	8/1/27	1,000	1,001
[1,5]	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue TOB VRDO	3.680%	8/1/24	3,750	3,750
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	1.000%	8/1/25	240	232
	Columbus OH GO	5.000%	8/15/24	3,500	3,503
	Columbus OH GO	4.000%	2/15/29	1,075	1,076
	Columbus OH Sewerage Sewer Revenue	5.000%	6/1/30	2,370	2,443
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue (Dering Family Homes Project) PUT	5.000%	2/1/27	1,000	1,033

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Columbus-Franklin County Finance Authority Tax Allocation Revenue (Easton Project)	5.000%	6/1/28	865	870
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/26	2,765	2,768
[1]	Cuyahoga County OH COP TOB VRDO	3.710%	8/7/24	4,155	4,155
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	1,900	1,944
[10]	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	4.750%	12/1/25	1,090	1,108
[10]	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	4.000%	6/1/26	2,195	2,203
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/25	250	252
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/26	625	631
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/26	3,045	3,059
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	475	475
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	500	500
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	2,000	2,026
[2]	Franklin County OH Health, Hospital, Nursing Home Revenue PUT	3.700%	11/1/24	20,495	20,495
	Hamilton County OH Health, Hospital, Nursing Home Revenue VRDO	3.550%	8/1/24	36,800	36,800
[1,5]	Hamilton County OH Hospital Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	3.660%	8/1/24	11,395	11,395
	Lake County OH Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/24	100	100
	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	32,700	32,910
	Lorain County OH BAN GO	5.000%	12/7/24	1,030	1,035
	Lorain County OH BAN GO	4.375%	5/1/25	1,500	1,508
	Miamisburg City School District GO, Prere.	4.000%	12/1/25	1,105	1,120
	Miamisburg City School District GO, Prere.	4.000%	12/1/25	1,350	1,368
	Miamisburg City School District GO, Prere.	4.000%	12/1/25	1,000	1,013
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/24	150	150
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/25	365	366
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/25	340	341
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	295	303
[7]	Midview Local School District COP	4.000%	11/1/24	1,205	1,206
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	115	115
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	3,050	3,059
	North Ridgeville City School District BAN GO	4.625%	9/19/24	2,860	2,863
[7]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/26	250	258
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Duke Energy Corp. Project) PUT	4.000%	6/1/27	11,650	11,694
	Ohio Air Quality Development Authority Electric Power & Light Revenue (First Energy Generation Project)	3.375%	8/1/29	600	584
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Ohio Valley Electric Corporation Program)	3.250%	9/1/29	3,245	3,134
	Ohio Air Quality Development Authority Electric Power & Light Revenue (The Dayton Power & Light Company Project) PUT	4.000%	6/1/27	10,500	10,610
	Ohio GO	5.000%	5/1/25	1,000	1,015
	Ohio GO	5.000%	5/1/27	1,000	1,057
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	280	284
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/28	1,040	1,063
	Ohio Health, Hospital, Nursing Home Revenue PUT	5.000%	1/15/25	1,745	1,758
	Ohio Health, Hospital, Nursing Home Revenue VRDO	3.850%	8/1/24	20,800	20,800
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/26	950	976
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/27	500	520
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/28	520	550
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/25	225	228
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	5.000%	12/1/26	100	102
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	5.000%	12/1/27	425	440
	Ohio Higher Educational Facility Commission College & University Revenue PUT	1.625%	12/1/26	1,465	1,390
[3]	Ohio Higher Educational Facility Commission College & University Revenue SIFMA Municipal Swap Index Yield + 0.230%	3.840%	12/1/42	2,665	2,624
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	5.000%	10/1/27	250	260
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	5.000%	10/1/28	370	388
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	170	171
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	750	752
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	645	650
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	7/1/25	6,145	6,159
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	2/1/27	6,824	7,017
	Ohio Lease Special Obligation Revenue	5.000%	4/1/29	1,085	1,139
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/25	1,915	1,969
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/30	1,420	1,497
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue	5.000%	12/1/31	1,805	1,999
[4]	Toledo OH GO	5.000%	12/1/27	1,000	1,059
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	200	205
					291,214

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Oklahoma (0.4%)
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/28	1,175	1,224
	Lincoln County Educational Facilities Authority Lease (Appropriation) Revenue (Stroud Public Schools Project)	5.000%	9/1/29	1,000	1,029
	Lincoln County Educational Facilities Authority Lease (Appropriation) Revenue (Stroud Public Schools Project)	5.000%	9/1/30	1,000	1,029
	Muskogee Industrial Trust Lease (Appropriation) Revenue (Muskogee Public Schools Project)	5.000%	9/1/26	1,840	1,887
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	2,100	2,114
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	2,000	2,010
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	2,025	2,032
	Oklahoma City Public Property Authority Hotel Occupancy Tax Revenue	5.000%	10/1/28	1,265	1,289
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	1,225	1,226
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	1,985	2,009
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	910	921
[1,5]	Oklahoma Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	4.270%	8/1/24	14,685	14,685
	Stillwater Utilities Authority Multiple Utility Revenue	5.000%	10/1/32	1,245	1,247
	Tulsa County Independent School District No. 4 Bixby GO	4.000%	6/1/25	10,500	10,570
	Tulsa County Independent School District No. 4 Bixby GO	4.000%	7/1/26	10,875	10,991
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/26	845	854
	Tulsa County Industrial Authority Lease (Appropriation) Revenue	4.000%	9/1/30	1,210	1,248
	University of Oklahoma College & University Revenue	3.400%	7/1/28	1,000	988
					57,353
Oregon (0.3%)
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	170	171
	Lane & Douglas Counties School District No. 28J Fern Ridge GO, Prere.	5.000%	6/15/26	2,115	2,195
	Lane & Douglas Counties School District No. 28J Fern Ridge GO, Prere.	5.000%	6/15/26	2,000	2,076
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/25	950	965
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/27	2,525	2,646
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/28	400	425
[1]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.730%	8/1/24	4,000	4,000
	Multnomah County OR Hospital Facilities Authority Health, Hospital, Nursing Home Revenue, PUT	5.000%	3/1/25	7,150	7,157
	Oregon Department of Transportation Appropriations Revenue	5.000%	5/15/26	1,000	1,036
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/24	910	911
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Anna Mann Apartments Project) PUT	0.750%	12/1/24	3,030	3,000
	Oregon State Business Development Commission Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/28	9,950	10,077
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/32	1,230	1,257
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/27	250	250
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/24	675	676
[1]	Oregon State Health & Science University Health, Hospital, Nursing Home Revenue TOB VRDO	3.730%	8/7/24	5,340	5,340
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/25	130	130
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/26	135	136
	Salem-Keizer School District No. 24J GO	0.000%	6/15/27	1,000	909
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	225	227
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	100	102
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	150	154
					43,840
Pennsylvania (4.3%)
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/24	300	300
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/25	485	487
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/26	420	417
[3]	Allegheny County Higher Education Building Authority College & University Revenue, 70% of SOFR + 0.290%	4.021%	2/1/33	250	246
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	7,535	7,925
[3]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.420%	4.030%	11/15/24	1,000	1,000
[3]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.480%	4.090%	11/15/25	5,190	5,201
[3]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.580%	4.190%	11/15/26	2,000	1,996
[3]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.310%	11/15/47	91,915	91,947
	Allegheny County IDA Industrial Revenue	4.875%	11/1/24	4,520	4,530
	Allegheny County PA GO	5.000%	12/1/31	1,000	1,005
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/25	870	876
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/26	950	970
[3]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.350%	3.921%	1/1/30	1,480	1,472
[3]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.350%	3.921%	7/1/31	1,600	1,592
[3]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.350%	3.921%	1/1/32	1,465	1,457
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/24	500	500
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/25	500	504
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/26	520	534

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/30	630	675
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/31	500	540
[7]	Bristol Township School District GO	5.000%	6/1/26	570	589
	Bucks County IDA Charter School Aid Revenue (Charter School Lane Project)	5.000%	3/15/26	760	762
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/24	430	430
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/25	445	447
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/26	470	474
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/27	580	586
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/25	200	199
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/26	250	249
[1]	Bucks County Water and Sewer Authority Special Assessment Revenue TOB VRDO	3.730%	8/1/24	2,800	2,800
[4]	Butler County General Authority Miscellaneous Revenue (South PK School District Project) VRDO	3.620%	8/1/24	7,190	7,190
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	345	342
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	180	173
	Chester County Health and Education Facilities Authority Miscellaneous Revenue	5.000%	11/1/24	655	656
	Chester County IDA Charter School Aid Revenue	5.000%	3/1/27	1,350	1,369
	Chester County IDA Charter School Aid Revenue (Collegium Charter School Project)	5.000%	10/15/27	1,000	1,008
[1]	Chester County IDA Special Assessment Revenue (Woodlands at Graystone Project)	4.375%	3/1/28	180	178
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,200	1,282
	Commonwealth of Pennsylvania GO	5.000%	3/15/29	1,255	1,267
	Commonwealth of Pennsylvania GO	4.000%	6/15/30	1,000	1,000
[7]	Connellsville Area School District GO	4.000%	8/15/24	755	755
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/28	1,000	1,027
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/29	1,420	1,457
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/30	1,000	1,026
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/25	1,215	1,224
[1]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science and Technology Project)	4.250%	10/15/26	1,625	1,519
	Delaware County Authority College & University Revenue	5.000%	10/1/24	250	250
	Delaware County Authority College & University Revenue	5.000%	10/1/25	265	266
	Delaware River Port Authority Miscellaneous Revenue (Port District Project)	5.000%	1/1/25	2,250	2,267
	Delaware River Port Authority Miscellaneous Revenue (Port District Project)	5.000%	1/1/26	2,405	2,470
	Delaware River Port Authority Miscellaneous Revenue (Port District Project)	5.000%	1/1/27	2,000	2,094
[3]	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue, 67% of TSFR1M + 0.880%	4.537%	9/1/48	15,000	15,004
[5]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue VRDO	3.500%	8/7/24	29,245	29,245
[3]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.490%	4.061%	3/1/57	3,000	2,980
[3]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue, SIFMA Municipal Swap Index Yield + 0.400%	4.010%	3/1/57	13,435	13,292
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	130	130
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	355	359
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	120	123
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	610	624
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/29	1,700	1,751
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/27	12,880	13,326
[1]	Jefferson County Hospital Authority PA Health, Hospital, Nursing Home Revenue BAN	4.500%	1/15/27	3,136	3,149
[7]	Lackawanna County PA GO	5.000%	9/1/24	1,000	1,001
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	3.500%	3/1/25	240	238
[4]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	5.000%	10/1/26	15	16
	Latrobe IDA College & University Revenue	5.000%	3/1/25	250	251
	Lehigh County Authority Water Revenue	0.000%	12/1/24	1,680	1,660
	Lehigh County General Purpose Authority College & University Revenue (Muhlenberg College Project)	5.000%	2/1/28	600	634
	Lehigh County General Purpose Authority College & University Revenue (Muhlenberg College Project)	5.000%	2/1/29	375	401
	Lehigh County General Purpose Authority College & University Revenue (Muhlenberg College Project)	5.000%	2/1/30	1,000	1,079
	Lehigh County General Purpose Authority College & University Revenue (Muhlenberg College Project)	5.000%	2/1/31	570	621
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/24	380	380
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/25	260	260
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/26	355	354
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,000	2,026
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,075	1,118
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,000	2,105
[4]	Luzerne County PA GO	5.000%	11/15/29	4,595	4,670
	Manheim Central School District GO	1.000%	5/1/25	140	136
	Manheim Central School District GO	1.000%	5/1/26	60	57
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	435	448
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	560	561
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	1,165	1,165
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	950	961
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	310	319

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	475	493
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,590	1,675
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/24	1,025	1,026
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/26	1,300	1,336
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/27	1,500	1,562
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	580	578
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/30	300	300
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	140	141
	Montgomery County PA IDA Industrial Revenue PUT	4.100%	4/3/28	10,390	10,616
[4]	Montour School District GO, Prere.	5.000%	10/1/25	3,170	3,241
[3]	North Penn Water Authority Water Revenue, SIFMA Municipal Swap Index Yield + 0.560%	4.170%	11/1/24	635	635
[2]	Northampton County General Purpose Authority College & University Revenue	5.000%	11/15/26	1,350	1,412
[2]	Northampton County General Purpose Authority College & University Revenue	5.000%	11/15/27	1,250	1,331
[2]	Northampton County General Purpose Authority College & University Revenue	5.000%	11/15/28	1,850	2,012
[2]	Northampton County General Purpose Authority College & University Revenue	5.000%	11/15/29	750	826
[7]	Northeastern School District/York County GO	1.000%	9/1/24	100	100
[4]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.000%	1/1/25	2,520	2,533
[4]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.000%	1/1/26	1,900	1,936
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT	5.250%	6/1/27	1,000	1,016
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	235	237
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	235	242
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	1,120	1,156
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	320	331
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	325	336
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/28	300	320
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/28	485	517
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,225	1,226
[3]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue , SIFMA Municipal Swap Index Yield + 0.700%	4.310%	5/15/53	60,000	60,076
[3]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.420%	4.030%	11/15/24	1,000	1,000
[3]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.480%	4.090%	11/15/25	1,750	1,754
[3]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.580%	4.190%	11/15/26	1,820	1,817
[3]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.310%	11/15/47	28,915	28,925
[4]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	5.000%	1/1/32	1,270	1,392
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/27	310	318
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/27	1,325	1,335
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/30	650	668
	Pennsylvania Higher Educational Facilities Authority College & University Revenue (AICUP Financing Program) PUT	4.500%	5/1/26	1,620	1,630
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/24	325	326
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/24	135	135
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/25	2,530	2,557
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	200	204
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	320	326
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	110	112
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	2,390	2,435
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/26	190	195
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/26	125	128
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/26	1,120	1,150
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	250	259
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	150	155
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/27	215	224
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/27	110	116
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	11/1/25	1,000	1,014
	Pennsylvania Turnpike Commission Highway Revenue	2.000%	12/1/24	1,550	1,541
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/24	970	972
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	100	103
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	875	889
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	3,175	3,189
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/31	585	612
[5]	Pennsylvania Turnpike Commission Highway Revenue VRDO	3.650%	8/1/24	57,435	57,435
[3]	Pennsylvania Turnpike Commission Transit Revenue, SIFMA Municipal Swap Index Yield + 0.850%	3.610%	7/15/41	76,500	76,525
[1]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	4.500%	6/15/29	750	753
[1,4]	Philadelphia City PA Water & Wastewater Water Revenue TOB VRDO	3.730%	8/1/24	11,250	11,250

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/26	3,345	3,394
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/27	1,310	1,329
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/29	1,000	1,033
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/30	1,700	1,724
[1]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/25	130	131
[1]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/26	140	142
	Philadelphia IDA College & University Revenue	5.000%	11/1/26	850	874
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/24	400	400
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/25	555	562
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/26	390	399
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/27	305	315
[4]	Philadelphia IDA Intergovernmental Agreement Revenue	5.000%	12/1/26	1,550	1,618
	Philadelphia IDA Lease (Appropriation) Revenue	5.000%	12/1/28	1,750	1,785
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/29	4,625	4,876
[1,3,4]	Pittsburgh Water & Sewer Authority Water Revenue, 70% of SOFR + 0.800%	4.531%	9/1/40	19,500	18,934
	School District of Philadelphia GO	5.000%	9/1/24	315	315
	School District of Philadelphia GO	5.000%	9/1/24	1,185	1,187
	School District of Philadelphia GO	5.000%	9/1/24	1,000	1,001
	School District of Philadelphia GO	5.000%	9/1/24	85	85
	School District of Philadelphia GO	5.000%	9/1/25	1,000	1,018
	School District of Philadelphia GO	5.000%	9/1/25	1,070	1,089
	School District of Philadelphia GO	5.000%	9/1/25	2,705	2,753
	School District of Philadelphia GO	5.000%	9/1/26	1,120	1,156
	School District of Philadelphia GO	5.000%	9/1/26	1,645	1,708
	School District of Philadelphia GO	5.000%	9/1/27	115	121
	School District of Philadelphia GO	5.000%	9/1/27	2,285	2,358
	School District of Philadelphia GO	5.000%	9/1/27	1,180	1,237
	School District of Philadelphia GO	5.000%	9/1/27	1,340	1,405
	School District of Philadelphia GO	5.000%	9/1/28	2,252	2,321
	School District of Philadelphia GO	5.000%	9/1/28	1,240	1,316
	School District of Philadelphia GO	5.000%	9/1/28	1,000	1,061
[4]	Scranton PA GO	5.000%	11/15/25	400	409
[4]	Scranton PA GO	5.000%	11/15/27	385	404
[4]	Scranton PA GO	5.000%	11/15/28	770	817
[4]	Scranton PA GO	5.000%	11/15/29	625	670
	Scranton PA School District GO	5.000%	12/1/25	1,000	1,022
	Scranton PA School District GO	5.000%	12/1/27	1,400	1,468
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/24	605	607
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/25	110	112
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/25	170	172
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/26	160	164
[7]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/24	300	301
[7]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/25	300	305
[7]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/26	325	337
[7]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/27	375	395
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/25	930	943
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/28	500	488
	Westmoreland County PA GO	5.000%	8/15/28	1,000	1,068
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/25	625	623
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/25	405	405
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/25	130	133
[7]	Wilkes-Barre PA Area School District GO	5.000%	8/1/27	1,240	1,294
	York County PA IDA Industrial Revenue PUT	4.100%	4/3/28	3,375	3,448
					631,860
Puerto Rico (1.4%)
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	53,239	53,669
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	78,429	81,815
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	27,819	29,853
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	7,395	7,451
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	1,705	1,718
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	850	856
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	1,570	1,582
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/28	4,095	4,239
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	2,415	2,519
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	3,660	3,817
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	13,090	13,710

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Puerto Rico Housing Finance Authority Local or Guaranteed Housing Revenue (Mirador Las Casas Project) PUT	5.000%	3/1/26	1,415	1,450
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	2,338	2,094
					204,773
Rhode Island (0.1%)
[4]	Providence Public Building Authority Lease (Appropriation) Revenue	4.000%	9/15/24	500	500
[4]	Providence Public Building Authority Lease (Appropriation) Revenue	5.000%	9/15/25	500	507
[4]	Rhode Island Health and Educational Building Corp. Appropriations Revenue	5.000%	5/15/26	1,500	1,519
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/29	5,170	5,340
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	125	126
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,925	1,968
[10]	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue PUT	4.000%	10/1/26	4,025	4,026
					13,986
South Carolina (0.9%)
	Columbia SC Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/26	6,055	6,211
	Florence County SC Health, Hospital, Nursing Home Revenue (McLeod Regional Medical Center Project)	5.000%	11/1/25	945	949
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/25	7,720	7,929
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/27	11,105	11,841
[10]	Greenville SC Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	10/1/25	12,682	12,843
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	2,080	2,086
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/30	1,000	1,005
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/27	1,055	1,095
	SCAGO Educational Facilities Corp. for Pickens School District Intergovernmental Agreement Revenue	5.000%	12/1/26	2,250	2,280
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	10/1/32	1,000	1,016
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,500	1,515
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/29	1,185	1,165
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	30,435	30,975
[1]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.760%	8/1/24	4,000	4,000
[1]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/26	3,000	3,115
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/24	435	437
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/24	1,950	1,959
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/24	190	191
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/24	20	20
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/25	400	408
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	200	208
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	475	495
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	900	937
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/27	500	530
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/27	650	689
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/28	500	537
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/28	600	645
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/28	650	698
[1,7]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	3.730%	8/1/24	3,820	3,820
[1,7]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	3.730%	8/1/24	4,500	4,500
[1,4]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	3.730%	8/1/24	12,000	12,000
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/24	50	50
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/26	1,500	1,502
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/28	1,500	1,502
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/32	4,100	4,105
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/27	540	553
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/28	1,160	1,171
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/29	1,020	1,043
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	12/1/26	3,065	3,177
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	580	587
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	30	31
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	195	204
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	1,000	1,061
					131,085
South Dakota (0.0%)
	South Dakota Health & Educational Facilities Authority Appropriations Revenue (Vocational Education Program)	5.000%	8/1/27	725	739
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	150	150
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	5	5
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	5	5
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	280	288
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,025	1,028
					2,215

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tennessee (3.6%)
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	565	566
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	500	501
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	514
	Hamilton County TN GO	5.000%	12/1/26	1,200	1,259
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	1,455	1,467
	Johnson City Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,745	1,768
[10]	Johnson City Health & Educational Facilities Board Local or Guaranteed Housing Revenue (Tyler Apartment Project) PUT	5.000%	8/1/25	5,431	5,486
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,000	1,007
	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	17,362	17,736
	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	11,721	11,974
[10]	Knoxville's Community Development Corp. Local or Guaranteed Housing Revenue (Bluegrass Apartments Project) PUT	5.000%	4/1/27	4,353	4,523
[10]	Memphis City Health Educational and Housing Facility Board Local or Guaranteed Housing Revenue PUT	5.000%	7/1/26	8,525	8,779
[2]	Memphis TN GO	5.000%	4/1/26	3,565	3,687
[2]	Memphis TN GO	5.000%	10/1/26	3,560	3,714
[2]	Memphis TN GO	5.000%	4/1/27	3,565	3,757
[2]	Memphis TN GO	5.000%	10/1/27	3,560	3,788
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/26	350	360
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/24	170	170
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/25	170	170
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Vanderbilt University Medical Center)	5.000%	7/1/28	12,930	13,767
[1,5]	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue TOB VRDO	3.680%	8/1/24	6,310	6,310
[10]	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (BEN Allen Ridge Apartments Project) PUT	3.850%	2/1/26	1,765	1,773
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (North View Project) PUT	3.850%	2/1/25	6,875	6,870
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (Park Point Project) PUT	3.500%	2/1/28	5,000	4,939
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	20,781	20,996
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	5.000%	2/1/27	14,940	15,382
[1,4]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue TOB	3.760%	8/1/24	9,100	9,100
[1,4]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue TOB VRDO	3.760%	8/1/24	3,665	3,665
	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue CP	3.900%	8/6/24	52,000	52,001
	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue CP	3.900%	8/12/24	20,000	20,001
	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue CP	3.900%	8/15/24	30,000	30,002
	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue CP	3.900%	9/19/24	24,000	24,000
	Montgomery County TN GO	4.000%	4/1/25	500	500
	Rutherford County TN GO	5.000%	4/1/25	1,000	1,013
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/29	8,100	8,601
	Tennergy Corp. Natural Gas Revenue	5.250%	12/1/24	575	577
	Tennergy Corp. Natural Gas Revenue	5.250%	12/1/25	600	607
	Tennergy Corp. Natural Gas Revenue	5.250%	12/1/26	750	767
	Tennergy Corp. Natural Gas Revenue	5.500%	12/1/27	975	1,013
	Tennergy Corp. Natural Gas Revenue	5.000%	6/1/28	285	298
	Tennergy Corp. Natural Gas Revenue	5.500%	12/1/28	1,100	1,151
	Tennergy Corp. Natural Gas Revenue	5.000%	6/1/29	860	909
	Tennergy Corp. Natural Gas Revenue	5.500%	12/1/29	2,000	2,120
	Tennergy Corp. Natural Gas Revenue PUT	4.000%	9/1/28	6,755	6,786
	Tennergy Corp. Natural Gas Revenue PUT, Prere.	5.000%	10/1/24	64,085	64,278
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/24	10,995	11,009
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/24	125	125
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/25	14,320	14,371
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/25	250	254
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/25	2,205	2,242
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/26	4,050	4,141
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/26	200	205
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	6,975	7,117
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/28	28,905	30,101
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	88,690	88,857
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.000%	7/1/25	225	228

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.000%	7/1/26	255	263
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.000%	7/1/27	250	262
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.000%	7/1/28	200	212
	Williamson County Industrial Development Board Local or Guaranteed Housing Revenue PUT	5.000%	5/1/27	2,035	2,105
					530,144
Texas (12.3%)
	Alamito Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	8/1/26	11,962	12,255
[15]	Aldine Independent School District GO	5.000%	2/15/29	1,525	1,599
[15]	Aldine Independent School District GO	4.000%	2/15/30	1,175	1,186
[15]	Aldine Independent School District GO	4.000%	2/15/31	12,120	12,145
[15]	Aledo Independent School District GO	5.000%	2/15/25	750	758
[15]	Alvarado TX Independent School District GO PUT	2.750%	8/15/25	3,900	3,866
	Amarillo TX Waterworks & Sewer System Water Revenue	3.000%	4/1/27	1,000	977
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/24	585	585
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/26	390	395
[15]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	2/15/29	1,400	1,503
[15]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	2/15/30	1,450	1,578
[15]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	2/15/31	2,000	2,199
[1]	Arlington Higher Education Finance Corp. Charter School Aid Revenue PUT	4.500%	6/15/26	1,000	1,000
[1]	Arlington Higher Education Finance Corp. Charter School Aid Revenue PUT	4.875%	6/15/26	1,250	1,264
[15]	Arlington TX Independent School District GO	5.000%	2/15/26	2,200	2,267
	Austin Affordable PFC Inc. Local or Guaranteed Housing Revenue PUT	5.000%	9/1/27	1,060	1,110
	Austin Affordable PFC Inc. Local or Guaranteed Housing Revenue PUT	5.000%	9/1/27	400	419
	Austin Community College District GO	5.000%	8/1/25	3,000	3,059
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/25	325	325
	Austin TX GO	3.600%	9/24/24	44,200	44,212
	Austin TX GO	5.000%	9/1/26	1,160	1,209
	Austin TX GO, ETM	5.000%	9/1/24	15	15
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/26	1,375	1,439
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/28	1,430	1,433
	Austin TX Water & Wastewater System Water Revenue	5.000%	5/15/30	1,000	1,020
[7]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/25	350	356
[7]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/26	300	311
[7]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/27	425	448
	Bexar County Hospital District GO	5.000%	2/15/25	600	606
	Bexar County Hospital District GO	5.000%	2/15/26	625	643
	Bexar County Hospital District GO	5.000%	2/15/27	350	367
[15]	Birdville Independent School District GO	5.000%	2/15/26	1,000	1,030
[15]	Birdville Independent School District GO	5.000%	2/15/27	1,000	1,049
[15]	Bryan Independent School District GO	5.000%	2/15/25	14,380	14,525
[15]	Bullard Independent School District GO PUT	2.750%	8/15/25	5,590	5,548
[2]	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.480%	6/1/25	3,500	3,500
[15]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/25	7,500	7,579
[15]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/26	2,555	2,634
[9]	Cedar Hill Independent School District GO	0.000%	8/15/26	3,570	3,326
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/25	1,000	1,007
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/26	1,000	950
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	635	644
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	23,600	24,183
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	400	406
	Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/25	14,305	14,335
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	2,265	2,307
[8]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/24	5,770	5,762
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/24	3,680	3,682
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/28	625	628
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/29	1,140	1,145
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/31	3,150	3,164
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/32	1,000	1,005
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/34	1,000	1,005
[2]	Central Texas Turnpike System Highway Revenue PUT	5.000%	8/15/30	19,500	21,220
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/28	1,485	1,573
[15]	Clear Creek Independent School District GO	4.000%	2/15/32	2,500	2,504
[15]	Clear Creek Independent School District GO PUT	0.280%	8/15/24	2,520	2,517
[15]	Clear Creek Independent School District GO PUT	3.600%	8/15/25	6,480	6,501
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	720	728
[15]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	460	469
[15]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	1,500	1,528
[15]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/26	1,285	1,333

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.250%	8/15/26	500	507
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/27	990	1,028
[15]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/27	1,800	1,900
[15]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/28	1,000	1,072
[15]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/29	1,375	1,496
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/32	1,000	1,001
[1,5]	Collin County Housing Finance Corp. Local or Guaranteed Housing Revenue TOB VRDO	4.270%	8/1/24	26,975	26,975
[15]	Comal Independent School District GO	4.000%	2/1/34	1,500	1,500
[15]	Conroe Independent School District GO	5.000%	2/15/25	1,150	1,163
[15]	Conroe Independent School District GO	5.000%	2/15/26	2,000	2,065
[15]	Conroe Independent School District GO	5.000%	2/15/27	1,410	1,482
	Corpus Christi TX GO	4.000%	3/1/30	1,860	1,866
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/25	325	331
[1]	Crandall TX Special Assessment Revenue	3.375%	9/15/26	100	97
[15]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/25	1,780	1,799
[15]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/26	1,785	1,842
[15]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	1,285	1,351
[15]	Cypress-Fairbanks Independent School District GO PUT	0.280%	8/15/24	7,985	7,976
[15]	Cypress-Fairbanks Independent School District GO PUT	0.280%	8/15/24	11,845	11,832
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/25	2,940	3,013
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/26	655	684
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/27	1,175	1,248
[10]	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	2,750	2,808
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.500%	2/1/26	5,175	5,174
[10]	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	3/1/26	2,165	2,203
[10]	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	8/1/26	842	868
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/27	1,665	1,726
[2]	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	1.000%	10/1/27	938	984
	Dallas Independent School District GO	5.000%	2/15/25	1,000	1,010
[15]	Dallas Independent School District GO	5.000%	2/15/27	3,485	3,521
	Dallas TX GO	5.000%	2/15/27	7,605	7,990
	Dallas TX GO	5.000%	2/15/28	2,000	2,137
	Dallas TX GO	5.000%	2/15/29	2,505	2,526
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/30	1,375	1,377
[1]	Dallas TX Special Tax Revenue (Fair Park Venue Project) PUT	6.250%	8/15/28	7,685	7,734
[1]	Dallas TX Special Tax Revenue PUT	6.000%	8/15/28	54,270	54,776
	Denton County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/25	2,275	2,289
[15]	Denton Independent School District GO PUT	2.000%	8/1/24	4,975	4,975
[15]	Denton Independent School District GO PUT, Prere.	2.000%	8/1/24	685	685
[15]	Denton Independent School District GO PUT, Prere.	2.000%	8/1/24	1,015	1,015
[15]	Denton Independent School District GO PUT, Prere.	2.000%	8/1/24	855	855
[15]	Dripping Springs TX Independent School District GO	5.000%	2/15/27	1,625	1,708
[15]	Eagle Mountain & Saginaw Independent School District GO PUT	2.000%	8/1/24	30,225	30,225
[2,15]	Eagle Mountain & Saginaw Independent School District PUT GO	4.000%	8/1/27	2,375	2,417
	Ector County Hospital District GO	5.000%	9/15/24	670	671
	Ector County Hospital District GO	5.000%	9/15/25	500	504
[15]	Ector County Independent School District GO PUT	4.000%	8/15/27	27,680	28,267
	El Paso County Hospital District GO	5.000%	8/15/24	2,590	2,591
	El Paso County Hospital District GO	5.000%	8/15/25	1,070	1,080
[7]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/25	575	573
[7]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/26	175	174
	Fort Bend County TX GO	5.000%	3/1/26	2,055	2,076
	Fort Bend County TX GO	5.000%	3/1/29	1,030	1,060
[15]	Fort Bend Independent School District GO	5.000%	8/15/28	1,780	1,920
[15]	Fort Bend Independent School District GO PUT	2.375%	8/1/24	16,155	16,155
[15]	Fort Bend Independent School District GO PUT	3.650%	8/1/24	5,290	5,290
[15]	Fort Bend Independent School District GO PUT	0.875%	8/1/25	4,250	4,138
[15]	Fort Bend Independent School District GO PUT	0.720%	8/1/26	2,765	2,575
[15]	Fort Worth Independent School District GO	5.000%	2/15/26	120	121
	Fort Worth TX GO	3.000%	9/1/24	1,190	1,190
[15]	Frisco Independent School District GO	5.000%	8/15/24	1,280	1,281
[15]	Frisco Independent School District GO	0.000%	8/15/26	4,690	4,394
[15]	Frisco Independent School District GO	2.500%	8/15/27	1,460	1,399
[2]	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/27	550	577
[2]	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/29	300	324
[15]	Garland Independent School District GO	5.000%	2/15/26	2,650	2,677
[15]	Garland Independent School District GO	4.000%	2/15/33	3,490	3,495
[15]	Georgetown Independent School District GO	5.000%	8/15/29	3,055	3,233
[4]	Georgetown TX Electric Utility System Multiple Utility Revenue	5.000%	8/15/24	510	510
[1,4]	Georgetown TX Utility System Electric Power & Light Revenue TOB VRDO	3.710%	8/1/24	11,625	11,625

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[15]	Goose Creek Consolidated Independent School District GO PUT	0.600%	8/17/26	1,200	1,136
	Grand Parkway Transportation Corp. Highway Revenue Tolls PUT	5.000%	4/1/28	17,825	18,851
[1,7]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue TOB VRDO	3.730%	8/1/24	2,420	2,420
[15]	Gregory-Portland TX Independent School District GO	5.000%	2/15/25	1,290	1,304
	Hale Center Education Facilities Corp. College & University Revenue (Wayland Baptist University Project)	5.000%	3/1/28	1,635	1,679
[7]	Harlandale Independent School District GO PUT	2.000%	8/15/24	1,330	1,329
[15]	Harlandale Independent School District GO PUT	0.750%	8/15/25	9,845	9,581
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	1,000	1,020
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	1,000	1,080
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,000	1,086
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/29	1,000	1,003
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	555	566
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/24	19,275	19,327
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	0.900%	5/15/25	4,000	3,898
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	13,505	14,058
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/28	1,000	1,070
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/32	5,765	5,823
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/49	8,380	8,448
[1,5]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	3.660%	8/1/24	9,750	9,750
[3]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.850%	4.460%	7/1/49	5,045	5,036
	Harris County Flood Control District Ad Valorem Property Tax Revenue	5.000%	10/1/26	6,025	6,042
	Harris County Hospital District Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	1,500	1,531
	Harris County TX GO	5.000%	10/1/28	3,640	3,714
	Harris County TX Highway Revenue	5.000%	8/15/28	1,500	1,552
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/27	1,185	1,257
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/24	2,835	2,804
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/25	860	863
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/26	4,425	4,047
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/28	1,440	1,443
[15]	Hays Consolidated Independent School District GO	5.000%	2/15/25	1,000	1,010
[15]	Hays Consolidated Independent School District GO	5.000%	2/15/26	1,100	1,133
[15]	Hays Consolidated Independent School District GO	5.000%	2/15/27	1,000	1,050
[1]	Hays County TX Special Assessment Revenue	2.500%	9/15/25	60	58
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/25	3,000	3,057
[10]	Housing Synergy PFC Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	7,155	7,321
[10]	Houston Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	4.000%	10/1/24	2,560	2,562
	Houston Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.650%	2/1/28	1,850	1,860
[15]	Houston Independent School District GO	4.000%	2/15/30	1,650	1,650
[15]	Houston Independent School District GO	4.000%	2/15/32	15,000	14,999
[15]	Houston Independent School District GO	4.000%	2/15/33	4,465	4,465
[15]	Houston Independent School District GO PUT	3.500%	6/1/25	10,200	10,177
[15]	Houston Independent School District GO PUT	4.000%	6/1/25	4,135	4,142
	Houston TX Combined Utility System Electric Power & Light Revenue VRDO	3.930%	8/1/24	25,325	25,325
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/26	3,015	3,016
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/28	1,755	1,756
[4]	Houston TX Combined Utility System Water Revenue	0.000%	12/1/26	3,825	3,543
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/28	1,140	1,232
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/29	22,705	22,741
	Houston TX GO	5.000%	3/1/25	850	860
	Houston TX GO	5.000%	3/1/26	1,465	1,511
	Houston TX GO	5.000%	3/1/27	6,225	6,546
	Houston TX GO	5.000%	3/1/27	285	300
	Houston TX GO	5.000%	3/1/28	415	444
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	4.000%	9/1/24	125	125
	Hunt Memorial Hospital District Charitable Health GO	5.000%	2/15/27	1,500	1,536
[15]	Hutto Independent School District GO	5.000%	8/1/25	400	408
[15]	Hutto Independent School District GO	5.000%	8/1/26	275	286
[15]	Hutto Independent School District GO PUT	2.000%	8/1/25	3,045	3,007
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/27	500	512
[15]	Irving Independent School District GO	4.000%	2/15/30	8,000	8,040
[2]	Irving TX GO	5.000%	9/15/26	6,055	6,307
[2]	Irving TX GO	5.000%	9/15/27	6,055	6,424
[1]	Justin TX Special Assessment Revenue	2.500%	9/1/26	62	60
[15]	Katy Independent School District GO	5.000%	2/15/25	20,000	20,224
[15]	Katy Independent School District GO	4.000%	2/15/31	1,125	1,128
[15]	Katy Independent School District GO	4.000%	2/15/32	1,470	1,473
[15]	Katy Independent School District GO PUT	1.500%	8/15/24	3,455	3,452
[15]	Kilgore Independent School District PUT	2.000%	8/15/25	755	745

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/24	265	265
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/26	530	539
	Lake Travis Independent School District GO	5.000%	2/15/26	1,325	1,363
	Laredo TX GO	5.000%	2/15/26	1,000	1,029
[15]	Leander Independent School District GO, Prere.	0.000%	8/15/24	1,000	385
[15]	Leander Independent School District GO, Prere.	0.000%	8/15/24	51,355	13,785
[15]	Leander Independent School District GO, Prere.	0.000%	8/15/24	11,270	3,217
	Leander TX GO	5.000%	8/15/26	2,395	2,492
	Leander TX GO	5.000%	8/15/26	1,200	1,249
	Legacy Denton Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	4/1/26	9,487	9,666
[15]	Lewisville Independent School District GO	4.000%	8/15/26	12,160	12,242
[15]	Little Elm Independent School District GO	5.000%	8/15/26	4,530	4,715
[15]	Little Elm Independent School District GO	5.000%	8/15/27	3,000	3,177
[15]	Little Elm Independent School District GO PUT	0.680%	8/15/25	455	442
[15]	Little Elm Independent School District GO PUT	3.700%	8/15/28	5,000	5,016
[2,15]	Longview Independent School District GO	5.000%	2/15/26	2,250	2,318
[2,15]	Longview Independent School District GO	5.000%	2/15/27	1,250	1,311
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/25	1,125	1,141
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/26	2,200	2,274
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/28	19,550	20,402
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/29	4,080	4,087
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/29	2,225	2,253
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/30	1,530	1,549
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp. Project) TOB VRDO	3.730%	8/1/24	13,600	13,600
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/30	6,750	6,761
[15]	Mansfield Independent School District GO	5.000%	2/15/25	5,500	5,561
[15]	Mansfield Independent School District GO	5.000%	2/15/26	1,550	1,600
	Mansfield TX GO	5.000%	2/15/25	1,000	1,010
	Matagorda County Navigation District No. 1 Industrial Revenue (AEP Texas Central Company Project)	4.000%	6/1/30	3,005	3,006
	Matagorda County Navigation District No. 1 Industrial Revenue (AEP Texas Central Company Project)	4.000%	6/1/30	2,000	2,000
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/26	375	387
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/26	2,360	2,435
[2]	Mesquite Housing Finance Corp. Local or Guaranteed Housing Revenue	1.000%	8/1/27	3,500	3,498
	Metropolitan Transit Authority of Harris County Sales & Use Sales Tax Revenue	5.000%	11/1/26	2,180	2,277
[15]	Midlothian Independent School District GO PUT	2.000%	8/1/24	4,920	4,920
[15]	Midlothian Independent School District GO PUT, Prere.	2.000%	8/1/24	2,350	2,350
[1]	Midlothian TX Special Assessment Revenue	4.375%	9/15/27	136	134
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/29	1,585	1,605
[15]	New Caney Independent School District GO PUT	1.250%	8/15/24	10,800	10,787
[2,15]	New Caney Independent School District PUT GO	4.000%	8/15/27	3,610	3,688
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	10/1/27	2,000	1,989
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.250%	10/1/26	4,380	4,376
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.500%	10/1/26	3,720	3,717
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Presbyterian Village North Project)	5.000%	10/1/24	500	500
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Presbyterian Village North Project)	5.000%	10/1/25	640	637
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminister Manor Project)	5.000%	11/1/25	1,050	1,060
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/25	2,000	2,024
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/26	1,275	1,311
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/26	1,290	1,326
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/26	2,445	2,513
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/31	1,880	1,920
[15]	North East TX Independent School District GO PUT	2.200%	8/1/24	4,100	4,100
[15]	North East TX Independent School District GO PUT	3.600%	8/1/24	1,125	1,125
[15]	North East TX Independent School District GO PUT	3.750%	8/1/27	4,310	4,352
[1,7]	North Fort Bend Water Authority Water Revenue TOB VRDO	3.720%	8/1/24	2,305	2,305
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/28	3,695	3,989
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	445	447
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	10,000	10,082
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	495	497
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	15	15
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	650	652
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	2,000	2,013
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	1,020	1,040
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	3,525	3,673

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	1,290	1,323
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	3,900	3,924
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	2,530	2,543
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	5,660	5,692
[15]	Northside Independent School District GO	5.000%	8/15/26	3,215	3,275
[15]	Northside Independent School District GO	5.000%	8/15/27	1,000	1,063
[15]	Northside Independent School District GO PUT	1.600%	8/1/24	23,185	23,185
[15]	Northside Independent School District GO PUT	0.700%	6/1/25	22,860	22,373
[15]	Northside Independent School District GO PUT	3.000%	8/1/26	30,225	29,946
[15]	Northside Independent School District GO PUT	2.000%	6/1/27	1,925	1,838
[15]	Northside Independent School District GO PUT	3.450%	8/1/27	7,780	7,829
[15]	Pasadena Independent School District GO PUT	1.500%	8/15/24	23,100	23,077
[7]	Pearland TX GO	5.000%	3/1/30	1,430	1,470
	Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/28	1,100	1,144
[15]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/25	1,250	1,263
[15]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/26	1,220	1,256
[15]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/27	1,200	1,259
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/27	1,900	1,970
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/30	4,825	4,898
	Plano TX GO	4.000%	9/1/25	2,220	2,246
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/26	1,000	1,043
[15]	Pottsboro TX Independent School District GO PUT	2.750%	8/15/24	6,000	5,998
[15]	Prosper Independent School District GO PUT	3.000%	8/15/25	7,610	7,589
[15]	Prosper Independent School District GO PUT	4.000%	8/15/26	2,725	2,748
	PSC TX Miscellaneous Revenue PUT	3.750%	2/1/28	11,350	11,054
[15]	Richardson Independent School District GO	5.000%	2/15/25	2,820	2,850
[15]	Richardson Independent School District GO	5.000%	2/15/25	4,750	4,800
	Round Rock Independent School District GO	5.000%	8/1/26	2,000	2,080
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/27	385	398
	Sabine-Neches Navigation District (Sabine-Neches Waterway Project) GO	5.000%	2/15/25	1,000	1,010
	Sabine-Neches Navigation District (Sabine-Neches Waterway Project) GO	5.000%	2/15/26	1,000	1,030
	Sabine-Neches Navigation District (Sabine-Neches Waterway Project) GO	5.000%	2/15/27	1,000	1,048
	San Angelo TX GO	2.000%	2/15/25	2,720	2,693
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	4.000%	8/1/25	5,660	5,680
[2]	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Program) PUT	5.000%	8/1/27	2,900	3,038
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/25	2,585	2,643
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/27	1,610	1,687
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/27	2,125	2,227
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/28	2,000	2,134
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/24	27,875	27,655
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/24	30,745	30,503
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/25	11,110	10,780
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.125%	12/1/26	1,825	1,684
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/26	10,255	10,272
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.000%	12/1/27	1,365	1,272
[3]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.870%	4.480%	2/1/48	42,500	42,448
	San Antonio TX GO	5.000%	2/1/26	590	596
	San Antonio TX GO	5.000%	2/1/26	6,490	6,692
	San Antonio TX GO	5.000%	2/1/26	4,125	4,253
[15]	San Antonio TX Independent School District GO	5.000%	8/15/26	1,000	1,019
	San Antonio Water System Water Revenue	5.000%	5/15/27	1,030	1,085
	San Antonio Water System Water Revenue PUT	1.000%	11/1/26	11,730	10,851
[3]	San Antonio Water System Water Revenue, SIFMA Municipal Swap Index Yield + 0.650%	4.260%	5/1/44	60,175	60,054
	San Patricio County TX GO	5.000%	4/1/27	135	141
[15]	Sinton Independent School District GO PUT	5.000%	8/15/24	4,405	4,407
	SMHA Finance Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.700%	7/1/27	5,500	5,541
[4]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/24	125	125
[4]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/26	150	154
[15]	Southwest Independent School District GO	5.000%	2/1/27	1,165	1,222
[15]	Southwest Independent School District GO	5.000%	2/1/28	1,000	1,069
[15]	Spring Branch Independent School District GO	5.000%	2/1/25	6,800	6,866
[15]	Spring Branch Independent School District GO	4.000%	2/1/30	7,760	7,778
[15]	Spring Independent School District GO	4.000%	8/15/30	9,240	9,283
[7]	Spring Independent School District GO	5.000%	8/15/30	1,000	1,001
	Strategic Housing Finance Corp. of Travis County Local or Guaranteed Housing Revenue PUT	5.000%	12/1/26	20,759	21,382
	Strategic Housing Finance Corp. of Travis County Local or Guaranteed Housing Revenue PUT	3.350%	3/1/28	3,000	2,987
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	805	805
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,520	1,543
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	675	697

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,000	1,048
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	300	319
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,000	1,063
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,800	1,940
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	20,000	22,308
[2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Trinity Terrace Project)	5.000%	10/1/26	780	806
[2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Trinity Terrace Project)	5.000%	10/1/27	820	861
[2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Trinity Terrace Project)	5.000%	10/1/28	430	457
[2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Trinity Terrace Project)	5.000%	10/1/29	450	485
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	6,650	6,831
[1,3]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.450%	4.060%	8/1/50	59,510	59,290
	Tarrant County Hospital District GO	5.000%	8/15/24	850	851
	Tarrant County Hospital District GO	5.000%	8/15/25	425	433
[1]	Tarrant County Hospital District GO TOB VRDO	3.650%	8/1/24	7,090	7,090
	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	9/1/27	333	349
	Texas A&M University College & University Revenue	5.000%	5/15/25	1,575	1,601
	Texas A&M University College & University Revenue	5.000%	5/15/26	1,500	1,556
	Texas GO	4.000%	10/1/31	10,600	10,603
	Texas GO VRDO	3.490%	8/7/24	20,805	20,805
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/24	2,000	2,011
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/26	635	654
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	6.250%	12/15/26	9,085	9,370
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/24	4,800	4,827
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	2,960	3,003
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	1,335	1,369
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/27	3,725	3,860
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	5,465	5,720
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue	5.250%	1/1/25	1,125	1,131
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue	5.250%	1/1/25	750	754
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue	5.250%	1/1/26	1,315	1,339
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue	5.250%	1/1/26	750	764
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue	5.250%	1/1/27	1,000	1,030
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue	5.250%	1/1/27	750	772
[4]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/24	1,300	1,299
[4]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/25	655	651
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/25	250	252
[7]	Texas Public Finance Authority College & University Revenue	5.000%	5/1/25	480	485
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/26	260	265
[7]	Texas Public Finance Authority College & University Revenue	5.000%	5/1/27	620	644
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/28	1,000	1,037
[10]	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	4,111	4,207
	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue PUT	3.625%	1/1/27	1,765	1,773
[1,4]	Texas State Technical College & University Revenue TOB VRDO	3.810%	8/7/24	7,040	7,040
	Texas State University System College & University Revenue	5.000%	3/15/26	870	871
	Texas Transportation Commission GO PUT	0.650%	4/1/26	27,440	25,847
	Texas Water Development Board Water Revenue	5.000%	10/15/24	4,000	4,017
	Texas Water Development Board Water Revenue	5.000%	4/15/25	1,500	1,522
	Texas Water Development Board Water Revenue	5.000%	4/15/25	1,250	1,268
	Texas Water Development Board Water Revenue	5.000%	8/1/25	1,350	1,378
	Texas Water Development Board Water Revenue	5.000%	10/15/25	1,700	1,743
	Texas Water Development Board Water Revenue	5.000%	10/15/25	3,195	3,276
	Texas Water Development Board Water Revenue	5.000%	10/15/26	5,000	5,228
	Texas Water Development Board Water Revenue	5.000%	4/15/27	2,500	2,640
	Texas Water Development Board Water Revenue	5.000%	10/15/27	5,000	5,332
	Texas Water Development Board Water Revenue	4.000%	10/15/32	1,910	1,921
[15]	Tomball Independent School District GO	4.000%	2/15/30	1,780	1,783
[15]	Tomball Independent School District GO	4.000%	2/15/31	1,000	1,002
[15]	Tomball Independent School District GO	4.000%	2/15/32	1,575	1,578
[15]	Tomball Independent School District GO PUT	0.260%	8/15/24	4,700	4,693
	Travis County TX GO	5.000%	3/1/27	3,000	3,033
	Travis County TX GO	5.000%	3/1/27	1,025	1,080
	Travis County TX GO	4.000%	3/1/30	845	845
	Travis County TX Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.750%	8/1/25	1,500	1,504
	Travis County TX Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	4.125%	6/1/27	3,500	3,509
	Trinity River Authority Central Regional Wastewater System Water Revenue	3.000%	8/1/24	15	15

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/25	765	773
	University of Houston College & University Revenue	4.000%	2/15/32	2,235	2,236
[15]	Waco Independent School District GO, Prere.	4.000%	8/15/24	1,410	1,410
[15]	Waco Independent School District GO, Prere.	4.000%	8/15/24	1,110	1,110
[15]	Ysleta Independent School District GO	5.000%	8/15/25	1,545	1,547
					1,821,472
Utah (0.1%)
[4]	Grand County School District Local Building Authority Lease Revenue	5.000%	12/15/32	755	770
[1]	Utah Charter School Finance Authority Charter School Aid Revenue (Renaissance Academy Project)	3.500%	6/15/25	100	99
[1]	Utah Charter School Finance Authority Charter School Aid Revenue (Renaissance Academy Project)	4.000%	6/15/30	520	506
	Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	11,330	11,678
[10]	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	4.000%	9/1/24	2,135	2,135
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	3.700%	8/1/27	1,000	1,006
	Utah State Building Ownership Authority Lease (Appropriation) Revenue (State Facilities Master Lease Program)	5.000%	5/15/26	2,000	2,010
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/25	500	507
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/27	600	627
[4]	Vineyard Redevelopment Agency Tax Allocation Revenue	5.000%	5/1/27	630	660
					19,998
Vermont (0.0%)
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corporation Program)	5.000%	5/1/28	250	254
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/30	1,000	1,002
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	595	598
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	5,000	5,113
					6,967
Virgin Islands (0.1%)
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/25	2,325	2,359
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/26	2,945	3,024
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/27	5,420	5,611
					10,994
Virginia (1.6%)
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	390	394
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	870	903
	Arlington County IDA Local or Guaranteed Housing Revenue	5.000%	1/1/26	2,920	2,983
	Bristol VA BAN GO	5.000%	9/1/27	7,750	7,883
	Chesapeake Economic Development Authority Electric Power & Light Revenue PUT	3.650%	10/1/27	1,240	1,251
	Fairfax County Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT (Dominion Square North Project)	5.000%	1/1/28	2,095	2,168
	Fairfax County Water Authority Water Revenue	4.000%	4/1/28	3,360	3,457
	Fredericksburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/26	1,000	1,000
	Halifax County IDA Electric Power & Light Revenue (Virginia Electric and Power Company Project) PUT	3.800%	5/28/27	3,500	3,543
	Harrisonburg Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT	3.570%	10/1/27	2,375	2,383
[4]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	516
[4]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	680	723
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/26	870	865
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/27	355	357
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/28	310	311
	Louisa IDA Nuclear Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	4,070	3,873
	Louisa IDA Nuclear Revenue PUT	3.650%	10/1/27	2,785	2,810
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/26	425	430
	Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	3.500%	12/1/29	1,925	1,866
	Norfolk Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/28	3,345	3,575
	Norfolk Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT (Braywood Manor Apartments Project)	5.000%	5/1/26	1,500	1,541
	Richmond VA Public Utility Water Revenue, Prere.	5.000%	1/15/26	5,000	5,147
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	3.630%	8/1/24	75,570	75,570
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	750	752
	Virginia Beach Development Authority Appropriations Revenue	5.000%	3/1/25	1,925	1,948
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.375%	9/1/29	2,065	2,145
[1]	Virginia College Building Authority College & University Revenue	5.000%	7/1/25	1,635	1,625
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/26	550	559
[9]	Virginia Commonwealth Transportation Board Appropriations Revenue	0.000%	4/1/26	3,620	3,428
	Virginia Commonwealth Transportation Board Appropriations Revenue	0.000%	4/1/27	4,435	4,059
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.850%	6/1/28	2,855	2,871
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.550%	9/1/28	6,100	6,039
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.900%	12/1/28	7,445	7,486
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.850%	1/1/25	19,000	19,000

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.900%	7/1/25	25,000	25,010
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/26	5,000	5,204
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/26	1,515	1,546
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/26	1,980	2,064
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/27	1,035	1,099
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	10/1/27	4,600	4,903
	Virginia Resources Authority Clean Water Revolving Fund Water Revenue	5.000%	10/1/28	1,600	1,638
[2]	Virginia Resources Authority Lease Revenue (Virginia Pooled Financing Program)	5.000%	11/1/27	4,765	5,081
	Virginia Resources Authority Miscellaneous Revenue, Prere.	5.000%	11/1/25	6,590	6,748
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/24	220	219
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/25	230	226
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	320	326
[1,5]	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.960%	8/1/24	3,860	3,860
[2]	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	800	806
[2]	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,180	1,210
[2]	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	850	887
	Wise County IDA Electric Power & Light Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	2,625	2,498
	Wise County IDA Electric Power & Light Revenue (Virginia Electric & Power Company Project) PUT	3.800%	5/28/27	2,250	2,278
	York County Economic Development Authority Electric Power & Light Revenue (Virginia Electric & Power Company Project) PUT	3.650%	10/1/27	2,120	2,139
					241,203
Washington (2.3%)
[1]	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue TOB VRDO	4.250%	8/1/24	9,495	9,495
[3]	Central Puget Sound Regional Transit Authority Sales Tax Revenue, SIFMA Municipal Swap Index Yield + 0.200%	3.810%	11/1/45	5,305	5,256
	Clark County School District No. 37 Vancouver GO	4.000%	12/1/25	1,380	1,399
	Grant County Public Utility District No. 2 Electric Power & Light Revenue PUT	2.000%	12/1/25	17,245	16,892
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	10/1/24	140	140
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/25	135	134
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	10/1/25	75	75
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/26	75	76
	King County Housing Authority Local or Guaranteed Housing Revenue (Kirkland Heights Project)	5.000%	1/1/28	6,760	6,899
	King County Housing Authority Local or Guaranteed Housing Revenue (Kirkland Heights Project)	5.000%	1/1/28	1,345	1,394
	King County Public Hospital District No. 1 GO	5.000%	12/1/30	1,000	1,030
	King County School District No. 403 Renton GO	5.000%	12/1/24	2,000	2,013
	King County School District No. 409 Tahoma GO	5.000%	12/1/24	725	730
	King County School District No. 409 Tahoma GO	5.000%	12/1/26	1,180	1,236
	King County School District No. 409 Tahoma GO	5.000%	12/1/27	1,750	1,868
	King County School District No. 411 Issaquah GO	5.000%	12/1/25	1,500	1,540
	King County WA Sewer Revenue	5.000%	7/1/26	1,315	1,316
	King County WA Sewer Revenue	4.000%	7/1/30	5,255	5,255
	King County WA Sewer Revenue	4.000%	7/1/34	3,000	2,999
	King County WA Sewer Revenue PUT	0.875%	1/1/26	2,825	2,723
[3]	King County WA Sewer Revenue, SIFMA Municipal Swap Index Yield + 0.230%	3.840%	1/1/40	32,240	31,922
	Pierce County School District No. 10 Tacoma GO, Prere.	5.000%	12/1/25	3,000	3,081
	Pierce County School District No. 10 Tacoma GO, Prere.	5.000%	12/1/25	3,070	3,153
	Pierce County School District No. 10 Tacoma GO, Prere.	5.000%	12/1/25	4,250	4,364
	Pierce County School District No. 10 Tacoma GO, Prere.	5.000%	12/1/25	5,000	5,135
[5]	Port of Tacoma WA Port, Airport & Marina Revenue VRDO	3.450%	8/7/24	8,900	8,900
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Juniper Apartments Project)	5.000%	6/1/27	4,500	4,629
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Juniper Apartments Project)	4.375%	12/1/30	4,150	4,199
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Northgate Plaza Project)	1.000%	6/1/26	4,335	4,080
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	5/1/29	1,730	1,729
	Seattle WA GO	4.000%	5/1/29	1,145	1,146
	Seattle WA GO	4.000%	5/1/29	360	360
[3]	Seattle WA Municipal Light & Power Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.250%	3.860%	5/1/45	9,025	8,848
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,000	1,011
	Spokane WA GO	4.000%	12/1/29	1,535	1,537
	University of Washington College & University Revenue PUT	4.000%	8/1/27	13,075	13,307
	Washington COP	5.000%	7/1/30	4,415	4,643
	Washington GO	5.000%	6/1/25	8,425	8,568
	Washington GO	5.000%	6/1/25	5,005	5,090
	Washington GO	5.000%	8/1/25	1,230	1,256
	Washington GO	5.000%	2/1/26	1,300	1,341
	Washington GO	5.000%	6/1/26	4,535	4,709
	Washington GO	4.000%	7/1/26	52,230	53,354
	Washington GO	5.000%	7/1/26	5,355	5,399
	Washington GO	5.000%	2/1/27	1,000	1,027
	Washington GO	5.000%	6/1/27	2,440	2,582

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington GO	5.000%	6/1/27	4,760	5,038
	Washington GO	4.000%	7/1/27	2,500	2,577
	Washington GO	5.000%	8/1/27	6,620	7,030
[8]	Washington GO	0.000%	12/1/27	3,625	3,257
	Washington GO	5.000%	2/1/28	3,000	3,028
[8]	Washington GO	0.000%	12/1/28	4,180	3,632
	Washington GO	5.000%	2/1/29	1,750	1,798
	Washington GO	5.000%	7/1/29	3,790	3,888
	Washington GO	5.000%	8/1/33	3,790	3,803
	Washington GO	5.000%	8/1/34	3,640	3,652
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	7,955	7,959
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	500	506
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	225	228
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	935	956
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	400	412
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,000	1,052
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	350	368
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	2,340	2,440
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	9,335	9,335
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	1,085	1,094
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	1,570	1,605
[1]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.710%	8/1/24	12,385	12,385
[3]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 1.400%	5.010%	1/1/35	4,775	4,777
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/26	490	490
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	13,180	13,049
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/26	285	291
[1]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	3.750%	7/1/26	825	802
[1]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue, Prere.	7.000%	7/1/25	2,775	2,856
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue (Camas Flats Apartments Project) PUT	5.000%	2/1/27	700	727
	Washington State University College & University Revenue	5.000%	4/1/29	1,000	1,011
					347,886
West Virginia (0.2%)
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	460	463
	West Virginia Economic Development Authority Electric Power & Light Revenue PUT	3.750%	6/1/25	1,550	1,553
	West Virginia Economic Development Authority Industrial Revenue PUT	0.625%	12/15/25	3,850	3,646
	West Virginia Economic Development Authority Industrial Revenue PUT	3.375%	6/15/28	4,835	4,791
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,000	1,001
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	1,885	1,890
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	875	876
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,300	1,301
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	900	901
[1]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.760%	8/1/24	9,515	9,515
					25,937
Wisconsin (2.6%)
	Fort Atkinson WI Miscellaneous Revenue	5.000%	2/1/27	1,500	1,543
	Madison WI Metropolitan School District Miscellaneous Revenue TRAN	5.000%	9/3/24	10,000	10,016
	Milwaukee Metropolitan Sewerage District GO	5.000%	10/1/25	1,445	1,479
	Milwaukee WI GO	5.000%	4/1/25	10,000	10,101
[4]	Milwaukee WI GO	5.000%	4/1/25	3,360	3,398
	Milwaukee WI GO	5.000%	4/1/25	3,045	3,076
	Milwaukee WI GO	4.000%	3/15/26	3,330	3,342
	Milwaukee WI GO	5.000%	4/1/26	1,000	1,026
	Milwaukee WI GO	5.000%	4/1/26	3,540	3,633
[4]	Milwaukee WI GO	5.000%	4/1/26	1,355	1,395
[7]	Milwaukee WI GO	5.000%	4/1/27	1,310	1,371
[4]	Milwaukee WI GO	5.000%	4/1/27	1,340	1,402
[7]	Milwaukee WI GO	5.000%	4/1/27	7,370	7,712
[7]	Milwaukee WI GO	5.000%	4/1/27	1,460	1,528
	Milwaukee WI GO	5.000%	4/1/28	1,285	1,351
[7]	Milwaukee WI GO	5.000%	4/1/28	1,315	1,399
[4]	Monroe School District WI GO	5.000%	3/1/27	160	167
[4]	Monroe School District WI GO	5.000%	3/1/28	250	265
	Oregon WI School District GO	2.700%	3/1/27	1,075	1,038
	PMA Levy & Aid Anticipation Notes Program Intergovernmental Agreement Revenue	5.000%	9/25/24	2,500	2,505
	Public Finance Authority Charter School Aid Revenue	4.000%	7/1/25	315	313

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Public Finance Authority Charter School Aid Revenue	4.125%	6/15/29	340	332
	Public Finance Authority Charter School Aid Revenue	4.000%	7/1/30	305	302
[1]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	5.000%	6/15/25	235	237
[1]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	5.000%	6/15/25	425	428
[1]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	5.000%	6/15/26	245	249
[1]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	5.000%	6/15/27	435	442
	Public Finance Authority College & University Revenue	5.000%	4/1/29	1,155	1,197
	Public Finance Authority College & University Revenue	5.250%	10/1/29	1,825	1,851
	Public Finance Authority College & University Revenue	5.250%	10/1/30	1,925	1,948
	Public Finance Authority College & University Revenue (Campus Development Project)	5.000%	3/1/28	3,910	4,019
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.300%	10/1/26	12,010	11,915
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	540	543
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	460	465
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	575	573
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	445	453
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/27	695	685
	Public Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/30	3,500	3,536
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	7/1/26	15,355	15,314
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	2/1/27	7,982	7,934
[2]	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	8/1/27	12,000	11,904
	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/25	545	549
	Verona Area School District GO, Prere.	4.000%	4/1/26	2,770	2,817
	Waukesha WI GO	2.000%	10/1/24	900	897
	Waukesha WI GO	2.000%	10/1/25	1,335	1,307
	Waushara County WI Miscellaneous Revenue	4.500%	6/1/27	2,630	2,659
[2]	Wisconsin GO	5.000%	5/1/26	19,720	20,405
[2]	Wisconsin GO	5.000%	5/1/26	12,040	12,302
[2]	Wisconsin GO	5.000%	5/1/27	7,500	7,926
[2]	Wisconsin GO	5.000%	5/1/27	6,865	7,143
[2]	Wisconsin GO	5.000%	5/1/28	10,500	11,304
[2]	Wisconsin GO	5.000%	5/1/28	2,735	2,896
[2]	Wisconsin GO	5.000%	5/1/29	2,430	2,614
[3]	Wisconsin GO, SIFMA Municipal Swap Index Yield + 0.420%	4.030%	5/1/25	6,845	6,837
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,230	1,235
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	695	684
[1]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	1,095	1,103
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.200%	8/15/28	1,800	1,795
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	4,270	4,513
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	400	409
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	2,500	2,507
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	1,410	1,412
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,000	1,029
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	3.760%	12/2/24	4,020	4,012
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/3/24	3,040	3,054
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/29/25	725	731
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/24/26	2,260	2,329
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/24/26	1,635	1,685
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/29/26	9,125	9,418
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/27	2,930	3,021
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/22/29	4,000	4,318
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/22/29	2,935	3,167
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/52	9,760	9,766
[1]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.810%	8/1/24	8,200	8,200
[1,5]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.400%	8/1/24	12,800	12,800
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/26	4,360	4,431
[3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.180%	3.790%	8/15/54	6,780	6,705
[1]	Wisconsin Health & Educational Facilities Authority Miscellaneous Revenue	5.000%	8/1/27	3,500	3,576
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue (The Intersect Prohect) PUT	5.000%	2/1/27	1,625	1,686
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (100 E . National Project) PUT	5.000%	8/1/26	1,031	1,063
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (New Hampton Gardens Project) PUT	5.000%	12/1/26	7,500	7,774
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.500%	11/1/24	995	984
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.810%	5/1/25	2,775	2,696
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	4.000%	11/1/25	34,725	34,731
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	3.750%	11/1/26	10,045	10,055
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	3.875%	5/1/27	1,810	1,819

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT (View At Huxley Yards Project)	5.000%	8/1/26	34,797	35,882
					390,633
Wyoming (0.0%)
	Consolidated Municipalities Electric Power Systems Joint Powers Board Lease (Appropriation) Revenue	5.000%	6/1/25	750	761
	Consolidated Municipalities Electric Power Systems Joint Powers Board Lease (Appropriation) Revenue	5.000%	6/1/28	700	746
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/26	105	106
					1,613
Total Tax-Exempt Municipal Bonds (Cost $14,855,893)					14,860,903
				Shares
Temporary Cash Investments (0.5%)
Investment Company (0.5%)
[16]	Vanguard Municipal Low Duration Fund (Cost $75,461)	3.785%		7,546,165	75,462
Total Investments (100.9%) (Cost $14,931,354)					14,936,365
Other Assets and Liabilities—Net (-0.9%)					(126,784)
Net Assets (100%)					14,809,581
Cost is in $000.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, the aggregate value was $2,129,493,000, representing 14.4% of net assets.
2	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2024.
3	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
4	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
5	Scheduled principal and interest payments are guaranteed by bank letter of credit.
6	Non-income-producing security—security in default.
7	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
8	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
10	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
11	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
12	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
13	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
14	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
15	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
16	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk

Vanguard® Ultra-Short-Term Tax-Exempt Fund
involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
The fund had no open futures contracts at July 31, 2024.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of July 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	14,860,903	—	14,860,903
Temporary Cash Investments	75,462	—	—	75,462
Total	75,462	14,860,903	—	14,936,365